As filed with the U.S. Securities and Exchange Commission on March 24, 2015

Securities Act File No. 333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No.     ☐

Post-Effective Amendment No.   ☐

(Check appropriate box or boxes)

Morgan Stanley Institutional Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices: (Number, Street, City, State, Zip Code))

(800) 548-7786
(Area Code and Telephone Number)

Joseph C. Benedetti, Esq.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of common shares of beneficial interest of Morgan Stanley Institutional Fund, Inc. have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO

522 Fifth Avenue
New York, NY 10036
(800) 548-7786

NOTICE OF SPECIAL MEETING OF STOCKHOLDERS
TO BE HELD JULY 15, 2015

To the Stockholders of the Emerging Markets Domestic Debt Portfolio:

Notice is hereby given of a Special Meeting of Stockholders (the "Meeting") of the Emerging Markets Domestic Debt Portfolio (the "Acquired Fund"), a series of Morgan Stanley Institutional Fund, Inc. (the "Company"), to be held in Conference Room 3G, Third Floor, 522 Fifth Avenue, New York, NY 10036, at 10:00 a.m., New York time, on July 15, 2015, and any adjournments or postponements thereof, for the following purposes:

1.  To consider and vote upon a proposal to approve the actions and transactions described in that certain Agreement and Plan of Reorganization, dated February 26, 2015 (the "Reorganization Agreement"), between the Company, on behalf of the Acquired Fund, and the Company, on behalf of the Emerging Markets External Debt Portfolio (the "Acquiring Fund"), pursuant to which substantially all of the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund in exchange for shares of common stock ("shares") of the Acquiring Fund of the classes described in the accompanying Proxy Statement and Prospectus and pursuant to which the Acquired Fund will be liquidated (the "Reorganization"). As a result of this transaction, stockholders of the Acquired Fund will become stockholders of the Acquiring Fund receiving shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Acquired Fund held immediately prior to the Reorganization; and

2.  To act upon such other matters as may properly come before the Meeting.

Upon consummation of the Reorganization, it is anticipated that the Acquiring Fund will change its name to the Emerging Markets Fixed Income Opportunities Portfolio, its investment policy and strategy will change to encompass investing across the broad emerging markets debt universe (including external, domestic and corporate emerging market debt securities) and its benchmark will change to a blend of three broad indices: (i) 1/3 JP Morgan EMBI Global Index, (ii) 1/3 JP Morgan GBI-EM Global Diversified Index and (iii) 1/3 JP Morgan CEMBI Broad Diversified Index.

The Reorganization is more fully described in the accompanying Proxy Statement and Prospectus and the Reorganization Agreement is attached as Exhibit A thereto. Stockholders of record of the Acquired Fund as of the close of business on April 30, 2015 are entitled to notice of, and to vote at, the Meeting, and any adjournments or postponements thereof. Please read the Proxy Statement and Prospectus carefully before telling us, through your Proxy or in person, how you wish your shares to be voted. Alternatively, if you are eligible to vote telephonically by touchtone telephone or electronically on the Internet (as discussed in the enclosed Proxy Statement and Prospectus), you may do so in lieu of attending the Meeting in person. The Board of Directors of the Acquired Fund recommends that you vote in favor of the Reorganization. WE URGE YOU TO PROMPTLY SIGN, DATE AND MAIL THE ENCLOSED PROXY OR RECORD YOUR VOTE ELECTRONICALLY VIA TELEPHONE OR THE INTERNET.

  By Order of the Board of Directors,

  MARY E. MULLIN
  Secretary

[ ], 2015

You can help avoid the necessity and expense of sending follow-up letters to ensure a quorum by promptly returning the enclosed Proxy. If you are unable to be present in person, please fill in, sign and return the enclosed Proxy in order that the necessary quorum is represented at the Meeting. The enclosed envelope requires no postage if mailed in the United States. Stockholders will be able to vote telephonically by touchtone telephone or electronically on the Internet by following instructions on their proxy form.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO

522 Fifth Avenue
New York, NY 10036
(800) 548-7786

This Proxy Statement and Prospectus is being furnished to stockholders ("Stockholders") of the Emerging Markets Domestic Debt Portfolio ("MSIF Domestic Debt" or the "Acquired Fund"), a series of Morgan Stanley Institutional Fund, Inc. (the "Company"), in connection with a Special Meeting of Stockholders (the "Meeting") to be held in Conference Room 3G, Third Floor, 522 Fifth Avenue, New York, NY 10036, at 10:00 a.m., New York time, on July 15, 2015, and any adjournments or postponements thereof, for the following purposes:

1.  To consider and vote upon a proposal to approve the actions and transactions described in that certain Agreement and Plan of Reorganization, dated February 26, 2015 (the "Reorganization Agreement"), between the Company, on behalf of the Acquired Fund, and the Company, on behalf of the Emerging Markets External Debt Portfolio ("MSIF External Debt" or the "Acquiring Fund"), pursuant to which substantially all of the assets and the liabilities of the Acquired Fund will be transferred to the Acquiring Fund in exchange for shares of common stock ("shares") of the Acquiring Fund of the classes described in the accompanying Proxy Statement and Prospectus and pursuant to which the Acquired Fund will be liquidated and terminated (the "Reorganization"). As a result of this transaction, Stockholders of the Acquired Fund will become stockholders of the Acquiring Fund receiving shares of the Acquiring Fund with a value equal to the aggregate net asset value ("NAV") of their shares of the Acquired Fund held immediately prior to the Reorganization; and

2.  To act upon such other matters as may properly come before the Meeting.

Upon consummation of the Reorganization, it is anticipated that the Acquiring Fund will change its name to the Emerging Markets Fixed Income Opportunities Portfolio, its investment policy and strategy will change to include the investment strategy of the Acquired Fund and to encompass investing across the broad emerging markets debt universe (including external, domestic and corporate emerging market debt securities) and its benchmark will change to a blend of three broad indices: (i) 1/3 JP Morgan EMBI Global Index, (ii) 1/3 JP Morgan GBI-EM Global Diversified Index and (iii) 1/3 JP Morgan CEMBI Broad Diversified Index.

The terms and conditions of the transaction are more fully described in this Proxy Statement and Prospectus and in the Reorganization Agreement attached hereto as Exhibit A. The address and telephone number of the Acquired Fund are the same as those of the Acquiring Fund set forth above. This Proxy Statement also constitutes a Prospectus of the Acquiring Fund, filed by the Company with the Securities and Exchange Commission (the "Commission") as part of the Company's Registration Statement on Form N-14 (the "Registration Statement"). The Acquired Fund and Acquiring Fund are referred to collectively as the "Funds."

The Company is an open-end management investment company. The investment objective of the Acquiring Fund is to seek high total return.

This Proxy Statement and Prospectus sets forth concisely information about the Acquiring Fund that Stockholders of the Acquired Fund should know before voting on the Reorganization Agreement. A copy of the prospectus for the Acquiring Fund, dated April [ ], 2015, as may be amended and supplemented from time to time, is attached as Exhibit B, which prospectus forms a part of Post-Effective Amendment No. [ ] to the Company's Registration Statement on Form N-1A (File Nos. 033-23166; 811-05624), and is incorporated herein by reference (the "Acquiring Fund's Prospectus"). Also incorporated herein by reference is the prospectus of the Acquired Fund (the "Acquired Fund Prospectus"), dated [ ], 2015, as may be amended and supplemented from time to time, which prospectus forms a part of Post-Effective Amendment No. [ ] to the Company's Registration Statement on Form N-1A (File Nos. 033-23166; 811-05624).

In addition, also enclosed and incorporated herein by reference is the Annual Report of the Acquiring Fund and the Acquired Fund for the fiscal year ended December 31, 2014 (File No. 811-05624). A Statement of Additional

Information relating to the Reorganization, described in this Proxy Statement and Prospectus, dated [ ], 2015, has been filed with the Commission and is also incorporated herein by reference. Such documents are available upon request and without charge by calling (800) 548-7786 with respect to each of the Acquired Fund and Acquiring Fund or by visiting the Commission's website at www.sec.gov.

Stockholders are advised to read and retain this Proxy Statement and Prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Proxy Statement and Prospectus is dated [ ], 2015.

PROXY STATEMENT AND PROSPECTUS

Synopsis	1
General	1
The Reorganization	1
Fee Tables	2
Annual Fund Operating Expenses	5
Portfolio Turnover	5
Tax Consequences of the Reorganization	5
Comparison of Acquired Fund and Acquiring Fund	5
Principal Risk Factors	13
Voting Information	15
Record Date	15
Quorum	15
Voting Procedures	15
Expenses of Solicitation	16
Vote Required	16
Performance Information	16
The Reorganization	17
The Board's Considerations	17
The Reorganization Agreement	18
Tax Aspects of the Reorganization	19
Description of Shares	21
Capitalization Tables (unaudited)	21
Appraisal Rights	22
Comparison of Investment Objectives, Principal Policies and Restrictions	22
Investment Objectives and Policies	22
MSIF Emerging Markets Domestic Debt (Acquired Fund)	22
MSIF Emerging Markets External Debt (Acquiring Fund)	23
Investment Restrictions	23
Additional Information About the Acquiring Fund and the Acquired Fund	24
General	24
Rights of Acquired Fund Stockholders and Acquiring Fund Stockholders	24
Financial Information	25
Stockholder Proposals	25
Management	25
Description of Shares and Stockholder Inquiries	25
Dividends, Distributions and Taxes	25
Purchases, Exchanges and Redemptions	26
Share Information	26
Financial Statements and Experts	27
Legal Matters	27
Available Information	27
Other Business	27
Exhibit A – Agreement and Plan of Reorganization	A-1
Exhibit B – Prospectus of the Acquiring Fund dated [ ], 2015, as it may be amended and supplemented from time to time
Exhibit C – Annual Report for the Acquiring Fund for the fiscal year ended December 31, 2014

SYNOPSIS

The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained or incorporated by reference in this Proxy Statement and Prospectus and the Reorganization Agreement. Stockholders should carefully review this Proxy Statement and Prospectus and the Reorganization Agreement in their entirety and, in particular, the Acquiring Fund's Prospectus, which is attached to this Proxy Statement and Prospectus as Exhibit B and incorporated herein by reference.

General

This Proxy Statement and Prospectus is being furnished to Stockholders of the Acquired Fund, an open-end management investment company, in connection with the solicitation by the Board of Directors (the "Board" or "Board of Directors") of the Company, on behalf of the Acquired Fund, of proxies ("Proxies") to be used at the Meeting to consider the Reorganization. It is expected that the first mailing of this Proxy Statement and Prospectus will be made on or about June 15, 2015.

Pursuant to the Reorganization, holders of Class I, Class A, Class L and Class IS shares of the Acquired Fund will receive Class I, Class A, Class L and Class IS shares of the Acquiring Fund, respectively. The shares to be issued by the Acquiring Fund in connection with the Reorganization (the "Acquiring Fund Shares") will be issued at NAV without any sales charges. Any subsequent purchases of Class A shares of the Acquiring Fund after the Reorganization by the former Class I, Class A, Class L and Class IS Stockholders of the Acquired Fund will be subject to the initial sales charge schedule. See "Synopsis—Comparison of Acquired Fund and Acquiring Fund—Purchases, Exchanges and Redemptions" below. Further information relating to the Acquiring Fund is set forth herein and in the Acquiring Fund's Prospectus, attached to this Proxy Statement and Prospectus as Exhibit B and incorporated herein by reference.

The Board of Directors of the Company, on behalf of the Acquiring Fund, has authorized the issuance of the Acquiring Fund Shares to Stockholders of the Acquired Fund in connection with the Reorganization.

The information concerning the Acquired Fund and the Acquiring Fund contained herein has been supplied by the Company.

The Reorganization

The Reorganization is being proposed because the Board has determined that the Reorganization is in the best interests of the Acquired Fund and its Stockholders. The Reorganization will allow Stockholders of the Acquired Fund to be invested in a fund that is managed according to similar investment objectives, strategies and restrictions and that is managed by the members of the same investment team. See "Comparison of Acquired Fund and Acquiring Fund—Investment Objectives and Principal Investment Policies" for a description of changes that the Board recently approved to the Acquiring Fund's principal investment policies, including investing across the broad emerging markets debt universe (including external, domestic and corporate emerging market debt securities). In addition, Stockholders of the Acquired Fund will experience the same contractual management fees, and the Reorganization is expected to result in the same or lower total operating expenses for Stockholders of the Acquired Fund and stockholders of the surviving combined fund ("MSIF Emerging Markets Fixed Income Opportunities Portfolio") (the "Combined Fund") as a result of economies of scale and proposed advisory fee waivers and/or expense reimbursements instituted by Morgan Stanley Investment Management Inc. ("MSIM" or the "Adviser"), the Acquiring Fund's and Acquired Fund's investment adviser. The proposed fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Moreover, the Reorganization will allow Stockholders of the Acquired Fund to be invested in a fund with the potential for broader distribution opportunities than the Acquired Fund. There is no assurance that the proposed advisory fee waivers and/or expense reimbursements will continue and therefore the total expense ratios of the Combined Fund may be higher in the future. See "The Reorganization—The Board's Considerations."

1

The Reorganization Agreement provides for the transfer of substantially all the assets and the liabilities of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares. The aggregate NAV of the Acquiring Fund Shares issued in the exchange will equal the aggregate value of the net assets of the Acquired Fund received by the Acquiring Fund. On or after the closing date scheduled for the Reorganization (the "Closing Date"), the Acquired Fund will distribute the Acquiring Fund Shares received by the Acquired Fund to its Stockholders as of the Valuation Date (as defined below) in complete liquidation of the Acquired Fund and, without further notice, the outstanding shares of the Acquired Fund held by the Stockholders will then be redeemed and canceled as permitted by the organizational documents of the Company and applicable law. As a result of the Reorganization, each Stockholder will receive that number of full and fractional Acquiring Fund Shares equal in value to such Stockholder's pro rata interest in the net assets of the Acquired Fund transferred to the Acquiring Fund. Pursuant to the Reorganization, holders of Class I, Class A, Class L and Class IS shares of the Acquired Fund will receive Class I, Class A, Class L and Class IS shares of the Acquiring Fund, respectively. The Board has determined that the interests of the Stockholders will not be diluted as a result of the Reorganization. The "Valuation Date" is the business day immediately preceding the Closing Date and after the payment of any distributions or other amounts by Acquired Fund or at such time on such earlier or later date after such approval as may be mutually agreed upon in writing.

For the reasons set forth below under "The Reorganization—The Board's Considerations," the Board, including the Directors who are not "interested persons" of the Acquired Fund ("Independent Board Members"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has concluded that the Reorganization is advisable and in the best interests of the Acquired Fund and its Stockholders and recommends approval of the Reorganization.

Fee Tables

The following tables briefly describe the stockholder fees and annual Fund operating expenses that Stockholders of the Funds bear directly and indirectly from an investment in the Funds. Stockholders fees will not be charged on those Acquiring Fund Shares received in connection with the Reorganization. Each Fund pays expenses for management of its assets, distribution of its shares and other services, and those expenses are reflected in the NAV per share of each Fund. These expenses are deducted from each respective Fund's assets and are based on actual expenses incurred by each of the Acquiring Fund and Acquired Fund for the fiscal year ended December 31, 2014. The tables also set forth pro forma fees for the Combined Fund reflecting what the fee schedule would have been on December 31, 2014, if the Reorganization had been consummated twelve (12) months prior to that date.

The Class A shares of the Funds are subject to the same sales charges. For purchases of Class A shares of each Fund, you may qualify for a sales charge discount if the cumulative NAV of Class A shares of the Fund purchased in a single transaction, together with the NAV of all Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the Acquired Fund and Acquiring Fund Prospectuses) held in related accounts, amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary and in the section of this Proxy Statement and Prospectus entitled "Synopsis—Comparison of Acquired Fund and Acquiring Fund—Purchases, Exchanges and Redemptions—Class A Shares of Acquired Fund/Class A Shares of Acquiring Fund—Sales Charges."

Stockholder Fees
(fees paid directly from your investment)

MSIF Emerging Markets Domestic Debt Portfolio (Acquired Fund)	Class I	Class A	Class L	Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	4.25%	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None†	None	None
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%

2

MSIF Emerging Markets External Debt Portfolio (Acquiring Fund)	Class I	Class A	Class L	Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	4.25%	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None†	None	None
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%
Pro Forma Combined Fund (MSIF Emerging Markets Fixed Income Opportunities Portfolio)	Class I	Class A	Class L	Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	4.25%	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None†	None	None
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

MSIF Emerging Markets Domestic Debt Portfolio (Acquired Fund)	Class I	Class A	Class L	Class IS
Advisory Fee	0.75%	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.50%	None
Other Expenses	1.30%	1.40%	1.41%	21.03%
Total Annual Fund Operating Expenses*	2.05%	2.40%	2.66%	21.78%
Fee Waiver and/or Expense Reimbursement*	1.20%	1.20%	1.21%	20.96%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.85%	1.20%	1.45%	0.82%
MSIF Emerging Markets External Debt Portfolio (Acquiring Fund)	Class I	Class A	Class L	Class IS
Advisory Fee	0.75%	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.50%	None
Other Expenses	1.16%	1.85%	2.85%	20.46%
Total Annual Fund Operating Expenses**	1.91%	2.85%	4.10%	21.21%
Fee Waiver and/or Expense Reimbursement**	1.08%	1.65%	2.65%	20.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.83%	1.20%	1.45%	0.82%

3

Pro Forma Combined Fund (MSIF Emerging Markets Fixed Income Opportunities Portfolio)	Class I	Class A	Class L	Class IS
Advisory Fee	0.75%	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.50%	None
Other Expenses	0.66%	0.80%	0.83%	15.31%
Total Annual Fund Operating Expenses***	1.41%	1.80%	2.08%	16.06%
Fee Waiver and/or Expense Reimbursement***	0.58%	0.60%	0.63%	15.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	0.83%	1.20%	1.45%	0.82%

†  Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Portfolio Shares" for further information about the CDSC waiver categories.

*  MSIM has agreed to reduce its advisory fee and/or reimburse the Acquired Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A, 1.45% for Class L and 0.82% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

**  MSIM has agreed to reduce its advisory fee and/or reimburse the Acquiring Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A, 1.45% for Class L and 0.82% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

***  MSIM has agreed to reduce its advisory fee and/or reimburse the Combined Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A, 1.45% for Class L and 0.82% for Class IS. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

To attempt to show the effect of these expenses on an investment over time, the hypothetical shown below has been created. The example assumes that an investor invests $10,000 in either the Acquired Fund or Acquiring Fund for the time periods indicated and that an investor then redeems all of his or her shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the operating expenses for each Fund remain the same. Although a Stockholder's actual costs may be higher or lower, the table below shows a Stockholder's costs at the end of each period based on these assumptions.

MSIF Emerging Markets Domestic Debt Portfolio (Acquired Fund)	1 Year	3 Years	5 Years	10 Years
Class I	$87	$271	$471	$1,049
Class A†	$542	$790	$1,057	$1,818
Class L	$148	$459	$792	$1,735
Class IS	$84	$262	$455	$1,014

4

MSIF Emerging Markets External Debt Portfolio (Acquiring Fund)	1 Year	3 Years	5 Years	10 Years
Class I	$85	$265	$460	$1,025
Class A†	$542	$790	$1,057	$1,818
Class L	$148	$459	$792	$1,735
Class IS	$84	$262	$455	$1,014
Pro Forma Combined Fund (MSIF Emerging Markets Fixed Income Opportunities Portfolio)	1 Year	3 Years	5 Years	10 Years
Class I	$85	$265	$460	$1,025
Class A†	$542	$790	$1,057	$1,818
Class L	$148	$459	$792	$1,735
Class IS	$84	$262	$455	$1,014

†  The figures shown reflect the maximum sales charge of 4.25% applicable to purchases of Class A shares.

Annual Fund Operating Expenses

The purpose of the foregoing fee tables is to assist Stockholders in understanding the various costs and expenses that a Stockholder in each Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "Comparison of Acquired Fund and Acquiring Fund—Investment Advisory Fees," "—Distribution Plan and Shareholder Services Plan Fees," "—Other Significant Fees" and "—Purchases, Exchanges and Redemptions" below.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Acquiring Fund's portfolio turnover rate was 95% of the average value of its portfolio and the Acquired Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Tax Consequences of the Reorganization

As a condition to the Reorganization, the Acquired Fund has requested an opinion of Dechert LLP to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization for federal income tax purposes, and no gain or loss will be recognized by the Acquired Fund, the Acquiring Fund or the Acquired Fund's Stockholders for federal income tax purposes as a result of the transactions included in the Reorganization. Receipt of such opinion is a condition to the Reorganization. For further information about the tax consequences of the Reorganization, see "The Reorganization—Tax Aspects of the Reorganization" below.

Comparison of Acquired Fund and Acquiring Fund

Investment Objectives and Principal Investment Policies. The investment objective and principal investment policies of the Acquired Fund are similar to those of the Acquiring Fund and are set forth below. Both the Acquired Fund and the Acquiring Fund are non-diversified funds. The principal differences between the principal investment policies of the Acquired Fund and the Acquiring Fund are more fully described under "Comparison of Investment Objectives, Principal Policies and Restrictions" below. The Acquired Fund's and the Acquiring Fund's investment objectives are non-fundamental and may be changed by the Company's Board of Directors without stockholder approval, but no change is currently anticipated.

5

MSIF Emerging Markets Domestic Debt Portfolio (Acquired Fund)	MSIF Emerging Markets External Debt Portfolio (Acquiring Fund)
Investment Objective	Investment Objective
• seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	• seeks high total return
Principal Investment Policies	Principal Investment Policies
• normally invests at least 80% of its assets in debt securities issued by companies located in emerging market countries that are denominated in the local currency

• normally invests at least 80% of its assets in debt securities issued by companies located in emerging market countries that are primarily U.S. dollar-denominated, but may invest, to a lesser extent, in securities denominated in other currencies

• invests primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	• invests primarily in fixed income securities of government and government-related issuers and corporate issuers in emerging market countries
• Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events	• Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events
• holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard	• holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard

• may invest in fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds"

• may invest in fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds"

• may invest in convertible securities, restricted and illiquid securities
• may, but is not required to, use derivative instruments for a variety of purposes	• may, but is not required to, use derivative instruments for a variety of purposes
• may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities	• may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities
• a non-diversified fund	• a non-diversified fund

Upon consummation of the Reorganization, the Board of the Acquiring Fund approved changing the Acquiring Fund's principal investment policies such that, under normal circumstances, at least 80% of the Fund's assets will be invested in debt securities of issuers located in emerging market countries, which may include local currency denominated as well as U.S. dollar-denominated securities. The below table shows the primary benchmark and investment process for each of the Acquired Fund, the Acquiring Fund and the Combined Fund.

6

Category	MSIF Emerging Markets Domestic Debt Portfolio (Acquired Fund)	MSIF Emerging Markets External Debt Portfolio (Acquiring Fund)	Combined Fund (MSIF Emerging Markets Fixed Income Opportunities Portfolio)
Portfolio Name:	MSIF—Emerging Markets Domestic Debt Portfolio	MSIF—Emerging Markets External Debt Portfolio	MSIF—Emerging Markets Fixed Income Opportunities Portfolio
Primary Benchmark:	JPM EMBI Global Bond Index/JPM GBI—EM Global Diversified Bond Index	JPM Emerging Markets Bond Global Index	Blended benchmark: 1/3 JP Morgan EMBI Global Index, 1/3 JP Morgan GBI-EM Global Diversified Index, 1/3 JP Morgan CEMBI Broad Diversified Index
Investment Process:	Under normal circumstances, at least 80% of the Portfolio's assets will be invested in debt securities of issuers located in emerging market countries that are denominated in the local currency.	Under normal circumstances, at least 80% of the Portfolio's assets will be invested in U.S. dollar-denominated debt securities of issuers located in emerging market countries.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in debt securities of issuers located in emerging market countries, which may include U.S. dollar-denominated, local currency, and corporate debt securities.

Fund Management. The Acquiring Fund and Acquired Fund are both managed within MSIM's Emerging Markets Debt team and, if the Reorganization is approved, the Acquiring Fund is expected to continue to be managed within MSIM's Emerging Markets Debt team. Current members of the team jointly and primarily responsible for the day-to-day management of the Acquiring Fund are Eric J. Baurmeister, Jens Nystedt and Warren Mar.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Nystedt has been associated with the Adviser in an investment management capacity since November 2014. Prior to November 2014, Mr. Nystedt was a Senior Global Strategist at Moore Capital Management from November 2008 to November 2014. Mr. Mar has been associated with the Adviser in an investment management capacity since August 2012. Prior to August 2012, Mr. Mar was the global head of Emerging Markets Corporate Research & Strategy at J.P. Morgan Chase from April 2004 to August 2012.

Members of the team collaborate to manage the assets of each Fund.

Additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds is provided in the Company's Statement of Additional Information.

Investment Advisory Fees. The Acquiring Fund and Acquired Fund currently obtain advisory services from MSIM. MSIM is a wholly-owned subsidiary of Morgan Stanley (NYSE: "MS") with its principal office located at 522 Fifth Avenue, New York, NY 10036. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.

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The annual advisory fee (as a percentage of daily net assets) payable by the Funds is set forth below. Both the Acquiring Fund and the Acquired Fund pay advisory fees on a quarterly basis.

MSIF Emerging Markets Domestic Debt Portfolio (Acquired Fund) and MSIF Emerging Markets External Debt Portfolio (Acquiring Fund):	0.75% of the portion of daily net assets not exceeding
$500 million; 0.70% of the portion of daily net assets exceeding
$500 million but not exceeding $1 billion; 0.65% of the
portion of daily net assets exceeding $1 billion

The contractual management fees are the same for the Acquired Fund and Acquiring Fund. The Combined Fund is expected to have lower (in the case of Class I Stockholders of the Acquired Fund) or the same (in the case of Class A, Class L and Class IS Stockholders of the Acquired Fund) total operating expenses as the Acquired Fund as a result of economies of scale and proposed advisory fee waivers and/or expense reimbursements instituted by MSIM. Specifically, MSIM has agreed to reduce its advisory fee and/or reimburse the Combined Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A, 1.45% for Class L and 0.82% for Class IS. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. There is no assurance that the proposed advisory fee waivers and/or expense reimbursements will continue and therefore the total expense ratios of the Combined Fund may be higher in the future. See "The Reorganization—The Board's Considerations."

Comparison of Other Service Providers. The Acquired Fund and Acquiring Fund have the same transfer agent, custodian, distributor, administrator and independent registered public accounting firm. For each Fund, the transfer agent is Boston Financial Data Services, Inc., the custodian is State Street Bank and Trust Company, the distributor is Morgan Stanley Distribution, Inc., the administrator is MSIM and the independent registered public accounting firm is Ernst & Young LLP.

Distribution Plan and Shareholder Services Plan Fees.

Descriptions of the Plans. The Company has adopted a shareholder services plan (the "MSIF Service Plan") with respect to the Class A shares of the Acquired Fund and of the Acquiring Fund and a distribution and shareholder services plan (the "MSIF Distribution Plan" and, together with the MSIF Service Plan, the "MSIF Plans") with respect to the Class L shares of the Acquired Fund and the Acquiring Fund pursuant to Rule 12b-1 under the 1940 Act. Under the MSIF Plans, each of the Acquired Fund and Acquiring Fund, as applicable, pay the "Distributor," Morgan Stanley Distribution, Inc., a shareholder services fee in connection with the sale and distribution of its shares and the provision of ongoing services to Stockholders of each such class and the maintenance of stockholder accounts. For a complete description of these arrangements with respect to the Acquired Fund, see the section of the Acquired Fund's Prospectus entitled "Shareholder Information—Distribution of Portfolio Shares" and the section of the Company's Statement of Additional Information entitled "Distribution and Shareholder Services Plan." For a complete description of these arrangements with respect to the Acquiring Fund, see the section of the Acquiring Fund's Prospectus entitled "Shareholder Information—Distribution of Portfolio Shares" and the section of the Company's Statement of Additional Information entitled "Distribution and Shareholder Services Plan."

Class A Shares of Acquired Fund/Class A Shares of Acquiring Fund. Under the MSIF Service Plan, each of the Acquired Fund and Acquiring Fund may pay a shareholder services fee of up to 0.25% of its Class A shares' average daily net assets on an annualized basis. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A shares. For further information relating to shareholder services applicable to Class A shares of the Acquiring Fund, see the section entitled "Shareholder Information—Distribution of Portfolio Shares" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

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Class L Shares of Acquired Fund/Class L Shares of Acquiring Fund. Under the MSIF Distribution Plan, each of the Acquired Fund and the Acquiring Fund may pay a shareholder services fee of up to 0.25% of its Class L shares' average daily net assets on an annualized basis and a distribution fee of up to 0.25% of its Class L shares' average daily net assets on an annualized basis. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class L shares. For further information relating to the shareholder services and distribution fees applicable to Class L shares of the Acquiring Fund, see the section entitled "Shareholder Information—Distribution of Portfolio Shares" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Class I and Class IS Shares of Acquired Fund/Class I and Class IS Shares of Acquiring Fund. Class I and Class IS shares of the Acquired Fund and of the Acquiring Fund are not subject to the MSIF Plans.

Other Significant Fees. Each of the Acquiring Fund and Acquired Fund pay additional fees in connection with their operations, including legal, auditing, transfer agent and custodial fees. See "Synopsis—Fee Tables" above for the percentage of average net assets represented by such "Other Expenses."

Purchases, Exchanges and Redemptions. The Company's Board of Directors has authorized the issuance of the Acquiring Fund Shares in connection with the Reorganization.

Class A Shares of Acquired Fund/Class A Shares of Acquiring Fund

Minimum Investments. The minimum initial investment for Class A shares of each of the Acquired Fund and the Acquiring Fund generally is $1,000. If the value of an investor's account falls below the minimum initial investment amount for Class A shares as a result of share redemptions or if such investor no longer meets one of the waiver criteria, the investor's account may be subject to involuntary redemption. Stockholders will be notified prior to any such redemption. For further information relating to the minimum investment amounts for Class A shares of the Acquiring Fund, please see the section entitled "Shareholder Information—Minimum Investment Amounts" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Sales Charges. Class A shares of each of the Acquired Fund and the Acquiring Fund are subject to an initial sales charge of up to 4.25%, calculated as a percentage of the offering price on a single transaction. For purchases of Class A shares of each of the Acquired Fund and the Acquiring Fund, an investor may benefit from a reduced sales charge if the cumulative NAV of Class A shares of the applicable Fund purchased in a single transaction, together with the NAV of any Class A shares of any other Morgan Stanley Multi-Class Fund (including shares of Morgan Stanley Money Market Funds (as defined in the Acquired Fund and Acquiring Fund Prospectuses) ) and Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust which an investor acquired in an exchange from Class A shares of the Acquired Fund or Class A shares of another Morgan Stanley Multi-Class Fund held in related accounts, amounts to $25,000 or more. In addition, an investor will have the benefit of a reduced sales charge by combining his or her purchase of Class A shares of the Acquired Fund or Acquiring Fund, as applicable, in a single transaction with his or her purchase of Class A shares of any other Morgan Stanley Multi-Class Fund for any related account. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a CDSC of 0.50% on sales made within 18 months after the last day of the month of purchase. The CDSC on Class A shares of the Acquired Fund and the Acquiring Fund may be waived under certain circumstances. For further information relating to the initial sales charge and CDSC for Class A shares of the Acquiring Fund, please see the section entitled "Shareholder Information—How To Purchase Portfolio Shares" and "—How To Redeem Portfolio Shares" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

The initial sales charge applicable to Class A shares of the Acquiring Fund will be waived for Class A shares acquired in the Reorganization. Any subsequent purchases of Class A shares of the Acquiring Fund after the Reorganization by the former Class I, Class A, Class L and Class IS Stockholders of the Acquired Fund will be subject to the initial sales charge schedule. No CDSCs will be imposed on Class A shares of the Acquired Fund that are exchanged for Class A shares of the Acquiring Fund in connection with the Reorganization.

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Exchange Privileges. Class A shares of each of the Acquired Fund and the Acquiring Fund may be exchanged for shares of the same class of any Morgan Stanley Multi-Class Fund, if available, or for shares of any Morgan Stanley Money Market Fund or for Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust, if available, without the imposition of an exchange fee. Front-end sales charges (loads) are not imposed on exchanges of Class A shares of the Acquiring Fund.

There are special considerations when you exchange Class A shares of the Acquiring Fund that are subject to a CDSC. When determining the length of time you held the Class A shares, any period (starting at the end of the month) during which you held such shares will be counted. In addition, any period (starting at the end of the month) during which you held (i) Class A shares of other portfolios of the Company; (ii) Class A shares of a Morgan Stanley Multi-Class Fund; (iii) shares of a Morgan Stanley Money Market Fund or; (iv) Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust, any of which you acquired in an exchange from such Class A shares of the applicable portfolio, will also be counted; however, if you sell shares of (i) such other portfolio of the Company; (ii) the Morgan Stanley Multi-Class Fund; (iii) the Morgan Stanley Money Market Fund; or (iv) the Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust, before the expiration of the CDSC "holding period," you will be charged the CDSC applicable to such shares.

Exchanges are effected based on the respective NAVs of the applicable Morgan Stanley Fund (subject to any applicable redemption fee). Upon consummation of the Reorganization, the foregoing exchange privileges will apply to Stockholders of the Combined Fund; however, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase.

Each Fund provides telephone exchange privileges to its Stockholders. For greater details relating to exchange privileges applicable to the Acquiring Fund, see the section entitled "Shareholder Information—Exchange Privilege" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Class L Shares of Acquired Fund/Class L Shares of Acquiring Fund

Minimum Investments. The minimum initial investment for Class L shares of each of the Acquiring Fund and the Acquired Fund generally is $1,000. If the value of an investor's account falls below the minimum initial investment amount for Class L shares as a result of share redemptions or if such investor no longer meets one of the waiver criteria, the investor's account may be subject to involuntary redemption. Stockholders will be notified prior to any such redemption. For further information relating to the minimum investment amounts for Class L shares of the Acquiring Fund, please see the section entitled "Shareholder Information—Minimum Investment Amounts" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Sales Charges. Class L shares of each of the Acquired Fund and Acquiring Fund are offered at NAV with no initial sales charge or CDSC.

Exchange Privileges. Class L shares of each of the Acquired Fund and the Acquiring Fund may be exchanged for shares of the same class of any Morgan Stanley Multi-Class Fund, if available, or for shares of any Morgan Stanley Money Market Fund or for Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust, if available, without the imposition of an exchange fee.

Exchanges are effected based on the respective NAVs of the applicable Morgan Stanley Fund (subject to any applicable redemption fee). Upon consummation of the Reorganization, the foregoing exchange privileges will apply to Stockholders of the Combined Fund; however, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase.

Each Fund provides telephone exchange privileges to its Stockholders. For greater details relating to exchange privileges applicable to the Acquiring Fund, see the section entitled "Shareholder Information—Exchange Privilege" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Class I Shares of Acquired Fund/Class I Shares of Acquiring Fund

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Minimum Investments. Class I shares of each of the Acquired Fund and the Acquiring Fund are offered only to investors meeting an initial investment minimum of $5,000,000 and are available only to limited categories of investors. If the value of an investor's account falls below the minimum initial investment amount for Class I shares as a result of share redemptions or if such investor no longer meets one of the waiver criteria, the investor's account may be subject to involuntary conversion (to another class of shares offered by the Acquired Fund or Acquiring Fund, as applicable (if an account meets the minimum investment amount for such class)) or involuntary redemption. Stockholders will be notified prior to any such conversion or redemption. For further information relating to minimum investment requirements for Class I shares of the Acquiring Fund, please see the section entitled "Shareholder Information—Minimum Investment Amounts" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Sales Charges. Class I shares of each of the Acquired Fund and Acquiring Fund are not subject to either an initial sales charge or a CDSC.

Exchange Privileges. Class I shares of each of the Acquired Fund and the Acquiring Fund may be exchanged for shares of the same class of any Morgan Stanley Multi-Class Fund, if available, or for shares of a Morgan Stanley Money Market Fund or for Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust, if available, without the imposition of an exchange fee.

Exchanges are effected based on the respective NAVs of the applicable Morgan Stanley Fund (subject to any applicable redemption fee). Upon consummation of the Reorganization, the foregoing exchange privileges will apply to Stockholders of the Combined Fund; however, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase.

Each Fund provides telephone exchange privileges to its Stockholders. For greater details relating to exchange privileges applicable to the Acquiring Fund, see the section entitled "Shareholder Information—Exchange Privilege" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Class IS Shares of Acquired Fund/Class IS Shares of Acquiring Fund

Minimum Investments. Class IS shares of each of the Acquired Fund and the Acquiring Fund are offered only to investors meeting an initial investment minimum of $10,000,000 and are available only to limited categories of investors. If the value of an investor's account falls below the minimum initial investment amount for Class IS shares as a result of share redemptions or if such investor no longer meets one of the waiver criteria, the investor's account may be subject to involuntary conversion (to another class of shares offered by the Acquired Fund or Acquiring Fund, as applicable (if an account meets the minimum investment amount for such class)) or involuntary redemption. Stockholders will be notified prior to any such conversion or redemption. For further information relating to minimum investment requirements for Class IS shares of the Acquiring Fund, please see the section entitled "Shareholder Information—Minimum Investment Amounts" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Sales Charges. Class IS shares of each of the Acquired Fund and Acquiring Fund are not subject to either an initial sales charge or a CDSC.

Exchange Privileges. Class IS shares of each of the Acquired Fund and the Acquiring Fund may be exchanged for shares of the same class of certain portfolios of Morgan Stanley Institutional Fund Inc. and Morgan Stanley Institutional Fund Trust or for shares of the same class of Morgan Stanley Global Fixed Income Opportunities Fund or Morgan Stanley Multi Cap Growth Trust, if available, or for shares of a Morgan Stanley Money Market Fund or for Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust, if available, without the imposition of an exchange fee.

Exchanges are effected based on the respective NAVs of the applicable Morgan Stanley Fund (subject to any applicable redemption fee). Upon consummation of the Reorganization, the foregoing exchange privileges will

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apply to Stockholders of the Combined Fund; however, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase.

Each Fund provides telephone exchange privileges to its Stockholders. For greater details relating to exchange privileges applicable to the Acquiring Fund, see the section entitled "Shareholder Information—Exchange Privilege" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Dividends. Each Fund declares dividends separately for each of its classes. It is the policy of each of the Acquired Fund and the Acquiring Fund to distribute to shareholders substantially all of its net investment income, if any, in the form of a quarterly dividend and to distribute net realized capital gains, if any, at least annually.

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PRINCIPAL RISK FACTORS

The principal risks of investing in the Acquiring Fund are substantially similar to those of investing in the Acquired Fund. The value of an investment in each Fund is based on the market prices of the securities such Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments.

Fixed Income Securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. Each Fund may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and may begin to raise rates. Each Fund may be subject to certain liquidity risks, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Each Fund is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Investing in emerging markets intensifies this risk, because lower quality fixed income securities are more volatile in price. To the extent that a Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

High Yield Securities ("Junk Bonds"). Each Fund's investments in high yield securities expose it to a substantial degree of credit risk. Investing in emerging markets intensifies risk, because high yield securities may be more volatile in price in certain environments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, a Fund may incur additional expenses to seek recovery.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate each Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make a Fund's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds' foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely

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affect the value and liquidity of a Fund's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Funds' ability to purchase or sell foreign securities or transfer a Fund's assets back into the U.S., or otherwise adversely affect the Funds' operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, a portion of each Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which a Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Sovereign Debt Securities. Investing in sovereign debt securities will expose each Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Leverage. Each Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Liquidity. Each Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If a Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Non-Diversification. Because each Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause a Fund's overall value to decline to a greater degree.

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The foregoing discussion is a summary of the principal risk factors. For a more complete discussion of the risks of the Acquiring Fund, see "Details of the Portfolios—Emerging Markets External Debt Portfolio—Risks," and "Additional Information About the Portfolios' Investment Strategies and Related Risks" in the Acquiring Fund's Prospectus attached hereto as Exhibit B. For a more complete discussion of the risks of the Acquired Fund, see "Details of the Portfolios—Emerging Markets Domestic Debt Portfolio—Risks," and "Additional Information About the Portfolios' Investment Strategies and Related Risks" in the Acquired Fund Prospectus, incorporated herein by reference.

VOTING INFORMATION

Record Date

The Board has fixed the close of business on April 30, 2015 as the record date (the "Record Date") for the determination of Stockholders of the Acquired Fund entitled to notice of, and to vote at, the Meeting. As of the Record Date, there were [     ] shares of the Acquired Fund issued and outstanding.

Quorum

Stockholders of record as of the close of business on the Record Date are entitled to one vote per share and a fractional vote for a fractional share on each matter submitted to a vote at the Meeting. Stockholders of each class of the Acquired Fund will vote together as a single class in connection with the Reorganization Agreement. The holders of record of one-third of the shares of the Acquired Fund issued and outstanding and entitled to vote, represented in person or by proxy, will constitute a quorum at the Meeting.

In the event that the necessary quorum to transact business or the vote required to approve or reject the Reorganization is not obtained at the Meeting, the persons named as Proxies or any officer presiding at, or acting as Secretary of, the Meeting may propose one or more adjournments of the Meeting to permit further solicitation of Proxies. Any such adjournment will require the affirmative vote of the holders of a majority of shares of the Acquired Fund present in person or by Proxy at the Meeting. Where an adjournment is proposed because the necessary quorum to transact business is not obtained at the Meeting, the persons named as Proxies will vote in favor of such adjournment provided that such persons named as Proxies determine that such adjournment and additional solicitation is reasonable and in the interests of Stockholders based on all relevant factors, including the nature of the proposal, the percentage of Stockholders present, the nature of the proposed solicitation activities and the nature of the reasons for the further solicitation. Where an adjournment is proposed because the vote required to approve or reject the Reorganization is not obtained at the Meeting, the persons named as Proxies will vote in favor of such adjournment those Proxies which they are entitled to vote in favor of the Reorganization and will vote against any such adjournment those Proxies required to be voted against the Reorganization. Abstentions will not be voted either for or against any such adjournment.

Voting Procedures

The enclosed form of Proxy for the Acquired Fund, if properly executed and returned, will be voted in accordance with the choice specified thereon. The Proxy will be voted in favor of the Reorganization unless a choice is indicated to vote against or to abstain from voting on the Reorganization. If a Stockholder executes and returns a Proxy but fails to indicate how the votes should be cast, the Proxy will be voted in favor of the Reorganization. The Board knows of no business, other than that set forth in the Notice of Special Meeting of Stockholders, to be presented for consideration at the Meeting. However, the Proxy confers discretionary authority upon the persons named therein to vote as they determine on other business, not currently contemplated, which may come before the Meeting.

Proxies from Stockholders may be revoked at any time prior to the voting thereof by: (i) delivering written notice of revocation to the Secretary of Morgan Stanley Institutional Fund, Inc., 522 Fifth Avenue, New York, NY 10036; (ii) completing and returning a new Proxy (whether by mail or, as discussed below, by touchtone

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telephone or the Internet) (if returned and received in time to be voted); or (iii) attending the Meeting and voting in person. Attendance at the Meeting will not in and of itself revoke a Proxy; a Stockholder may attend the Meeting in person to revoke a previously provided Proxy and to authorize Proxies to vote their shares in accordance with their new instructions.

Stockholders will be able to vote their shares by touchtone telephone or by Internet by following the instructions on the Proxy Card or on the Voting Information Card accompanying this Proxy Statement and Prospectus. To vote by Internet or by telephone, Stockholders can access the website or call the toll-free number listed on the Proxy Card or noted in the enclosed voting instructions. To vote by touchtone telephone, Stockholders will need the number that appears on the Proxy Card. In certain instances, a proxy solicitor may call Stockholders to ask if they would be willing to have their votes recorded by telephone. The telephone voting procedure is designed to authenticate Stockholders' identities, to allow Stockholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly. No recommendation will be made as to how a Stockholder should vote on any proposal other than to refer to the recommendations of the Board. Stockholders voting by telephone in this manner will be asked for identifying information and will be given an opportunity to authorize Proxies to vote their shares in accordance with their instructions. To ensure that Stockholders' instructions have been recorded correctly they will receive a confirmation of their instructions in the mail. A special toll-free number set forth in the confirmation will be available in case the information contained in the confirmation is incorrect. Although a Stockholder's vote may be taken by telephone, each Stockholder will receive a copy of this Proxy Statement and Prospectus and may vote by mail using the enclosed Proxy Card or by touchtone telephone or the Internet as set forth above. The last proxy vote received in time to be voted, whether by Proxy Card, touchtone telephone or Internet, will be the vote that is counted and will revoke all previous votes by Stockholders.

Expenses of Solicitation

Proxies will be solicited primarily by mailing this Proxy Statement and Prospectus and its enclosures. In addition to the solicitation of Proxies by mail, employees of MSIM and its affiliates, without additional compensation, may solicit proxies in person or by telephone, facsimile or oral communication. The Company, on behalf of the Acquired Fund, may retain Computershare Fund Services, a professional proxy solicitation firm, to assist with any necessary solicitation of Proxies. The estimated cost of additional telephone solicitation by Computershare Fund Services is approximately $[     ]. The expenses of the Reorganization, including the cost of printing, filing and proxy solicitation (including the aforementioned cost of additional telephone solicitation by Computershare Fund Services) and legal and accounting expenses, are expected to be approximately $162,500, all of which will be borne by MSIM.

Vote Required

Approval of the Reorganization by Stockholders requires the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Acquired Fund, or (2) 67% or more of the shares of the Acquired Fund represented at the Meeting if the holders of more than 50% of the outstanding shares of the Acquired Fund are present or represented by Proxy. Abstentions are not considered votes "FOR" the Reorganization at the Meeting. As a result, abstentions have the same effect as a vote against the Reorganization because approval of the Reorganization requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities.

If the Reorganization is not approved by Stockholders of the Acquired Fund, the Acquired Fund will continue in existence and the Board will consider alternative actions for such Fund.

PERFORMANCE INFORMATION

For a discussion of the Acquiring Fund's performance information, see "Portfolio Summary—Emerging Markets External Debt Portfolio—Performance Information" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

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THE REORGANIZATION

The Board's Considerations

The Board, including the Independent Board Members, unanimously declared advisable and approved the Reorganization on behalf of the Acquired Fund and determined to recommend that Stockholders of the Acquired Fund approve the Reorganization. In connection with the Board's review of the Reorganization, MSIM advised the Board about a variety of matters, including, but not limited to:

1.  the similarities of the investment objectives, policies and risks of the Acquiring Fund as compared to the Acquired Fund;

2.  the expected change in investment policies of the Combined Fund to include a broader mandate, including investing across the broad emerging markets debt universe (including external, domestic and corporate emerging market debt securities);

3.  the continuity of the portfolio management teams;

4.  the asset base of the Acquiring Fund as compared to the Acquired Fund;

5.  the current and future sales and asset growth potential of the Acquiring Fund as compared to the Acquired Fund;

6.  the potential for broader distribution opportunities of the Acquiring Fund as compared to the Acquired Fund due to the expected scale of the Combined Fund and the three-year performance track record;

7.  that Stockholders would experience no change in contractual management fees;

8.  that the Reorganization is expected to result in the same or lower total operating expenses for Stockholders of the Acquired Fund and stockholders of the Combined Fund as a result of economies of scale and proposed advisory fee waivers and/or expense reimbursements instituted by MSIM for at least two years from the date of the Reorganization or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate;

9.  that there is not expected to be a large amount of portfolio turnover as a result of the Reorganization given that the Acquiring Fund will amend its investment policy in order to permit the Acquiring Fund to hold the combined investments of both the Acquired and the Acquiring Fund;

10.  the terms and conditions of the Reorganization, which would affect the price of shares to be issued in the Reorganization;

11.  the estimated expenses of the Reorganization, such as the expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, which will be approximately $162,500, all of which will be borne by MSIM;

12.  the tax-free nature of the Reorganization; and

13.  that the ability to use capital loss carry forwards would not be lost as a result of the Reorganization (although the annual amount of such carry forwards that may be used on an annual basis may be limited as a result of the Reorganization).

The Board noted that the current investments of the Acquired Fund may be held by the Combined Fund in accordance with the investment guidelines of the Combined Fund following the expected change in its investment policies discussed above. The Board and MSIM discussed the overlap among Morgan Stanley Fund offerings, and the goal of finding a cost effective solution to streamline the Morgan Stanley fund offerings, reducing costs to stockholders and removing potential point of sale conflicts in the marketplace. The Board and MSIM discussed the exchangeability among funds within the Morgan Stanley fund family, the expense caps on the Acquiring Fund and the waivers of sales charges and minimum investment amounts applicable to the Acquiring Fund for Stockholders

17

of the Acquired Fund in connection with the Reorganization. The Board also discussed the market demand for a broader mandate emerging markets debt product.

The Board noted that the Acquiring Fund's advisory fee rate is the same as the Acquired Fund's advisory fee rate. In addition, the total annual operating expenses of the Combined Fund are projected to be the same (in the case of Class A, Class L and Class IS Stockholders of the Acquired Fund) or lower (in the case of Class I Stockholders of the Acquired Fund) than the total annual operating expenses of the Acquired Fund as a result of economies of scale and proposed advisory fee waivers and/or expense reimbursements instituted by MSIM. Specifically, in order to ensure that stockholders of the Combined Fund are not adversely affected by the Reorganization, MSIM has agreed to reduce its advisory fee and/or reimburse the Combined Fund, so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A, 1.45% for Class L and 0.82% for Class IS. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Board discussed with MSIM the foreseeable short- and long-term effects of the Reorganization on the Acquired Fund and its Stockholders, including the possibility that the Acquiring Fund may experience increased redemptions in the period of time that follows the closing of the Reorganization and that if this were to occur, it would decrease the anticipated net asset size of the Combined Fund.

In its deliberations, the Board considered all information it received, as described above, as well as advice and analysis from its counsel. The Board considered the Reorganization and the impact of the Reorganization on the Acquired Fund and its Stockholders. The Board concluded, based on all of the information presented, that the Reorganization is advisable and in the best interest of the Acquired Fund's Stockholders and that stockholders will not be diluted as a result thereof, and decided to recommend that the Acquired Fund's Stockholders approve the Reorganization.

If Stockholders of the Acquired Fund do not approve the Reorganization, the Board will consider other courses of action for the Acquired Fund.

The Reorganization Agreement

The terms and conditions under which the Reorganization would be consummated, as summarized below, are set forth in the Reorganization Agreement. This summary is qualified in its entirety by reference to the Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A to this Proxy Statement and Prospectus.

The Reorganization Agreement provides that (i) the Acquired Fund will transfer substantially all of its assets, including portfolio securities, cash, cash equivalents, securities, commodity and dividend interests, loans and other instruments and dividends or interest or other rights or receivables that are owned by Acquired Fund, and any deferred or prepaid expenses shown as an asset on Acquired Fund's books on the Valuation Date, to the Acquiring Fund on the Closing Date in exchange for the assumption by the Acquiring Fund of all stated liabilities of the Acquired Fund, including, without limitation, all expenses, costs, charges and reserves, as reflected on an unaudited statement of assets and liabilities of Acquired Fund prepared by the Treasurer of the Acquired Fund as of the Valuation Date in accordance with generally accepted accounting principles applied consistently with those of Acquired Fund's most recent audited financial statements, and the delivery of the Acquiring Fund Shares; (ii) such Acquiring Fund Shares would be distributed to Stockholders on the Closing Date or as soon as practicable thereafter; (iii) the Acquired Fund would be liquidated and terminated; and (iv) the issued and outstanding shares of the Acquired Fund would be canceled.

The number of Acquiring Fund Shares to be delivered to the Acquired Fund will be determined by dividing the aggregate NAV of each class of shares of the Acquired Fund, acquired by the Acquiring Fund, by the NAV per share of the corresponding class of shares of the Acquiring Fund; these values will be calculated as of the Valuation Date. As an illustration, assume that on the Valuation Date, Class I shares of the Acquired Fund had an aggregate

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NAV of $100,000. If the NAV per Class I share of the Acquiring Fund were $10 per share at the close of business on the Valuation Date, the number of Class I shares of the Acquiring Fund to be issued would be 10,000 ($100,000 ÷ $10). These 10,000 Class I shares of the Acquiring Fund would be distributed to the former Class I stockholders of the Acquired Fund. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in the Reorganization.

On the Closing Date or as soon as practicable thereafter, the Acquired Fund will distribute pro rata to its Stockholders of record as of the close of business on the Valuation Date, the Acquiring Fund Shares it receives. The Acquiring Fund Shares will be distributed as follows: each of the Class I shares of the Acquiring Fund will be distributed to holders of the Class I shares of the Acquired Fund, each of the Class A shares of the Acquiring Fund will be distributed to holders of Class A shares of the Acquired Fund, each of the Class L shares of the Acquiring Fund will be distributed to holders of Class L shares of the Acquired Fund and each of the Class IS shares of the Acquiring Fund will be distributed to holders of the Class IS shares of the Acquired Fund. The Acquiring Fund will cause its transfer agent to credit and confirm an appropriate number of the Acquiring Fund Shares to each Stockholder.

The consummation of the Reorganization is contingent upon the approval of the Reorganization by the Stockholders and the receipt of the other opinions and certificates set forth in Sections 6, 7 and 8 of the Reorganization Agreement and the occurrence of the events described in those Sections, certain of which may be waived by a Fund. The Reorganization Agreement may be amended in any mutually agreeable manner.

The Reorganization Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by Stockholders, by mutual consent of the Company, on behalf of the Acquiring Fund, and the Acquired Fund. In addition, either party may terminate the Reorganization Agreement upon the occurrence of a material breach of the Reorganization Agreement by the other party or if, by February 26, 2016, any condition set forth in the Reorganization Agreement has not been fulfilled or waived by the party entitled to its benefits.

Under the Reorganization Agreement, within one year after the Closing Date, the Acquired Fund shall either pay or make provision for all of its liabilities to former Stockholders of the Acquired Fund that received Acquiring Fund Shares. The Acquired Fund shall be liquidated and terminated following the distribution of the Acquiring Fund Shares to Stockholders of record of the Acquired Fund, and without further notice the outstanding shares of the Acquired Fund will be redeemed and canceled.

The effect of the Reorganization is that Stockholders who vote their shares in favor of the Reorganization Agreement are electing to sell their shares of the Acquired Fund and reinvest the proceeds in the Acquiring Fund Shares at NAV and without recognition of taxable gain or loss for federal income tax purposes. See "Tax Aspects of the Reorganization" below. As noted in "Tax Aspects of the Reorganization," if the Acquired Fund recognizes net gain from the sale of securities prior to the Closing Date, such gain, to the extent not offset by capital loss carry-forwards, will be distributed to Stockholders prior to the Closing Date and will be taxable to Stockholders as capital gains.

Stockholders will continue to be able to redeem their shares of the Acquired Funds at NAV next determined after receipt of the redemption request until the close of business on the business day next preceding the Closing Date. Redemption requests received by the Acquired Fund thereafter will be treated as requests for redemption of shares of the Acquiring Fund.

Tax Aspects of the Reorganization

The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. This discussion is limited to U.S. persons who hold shares of the Acquired Fund as capital assets for federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences

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that may be relevant to a particular stockholder or to Stockholders who may be subject to special treatment under federal income tax laws.

Tax Consequences of the Reorganization to Stockholders. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Code.

As a condition to the Reorganization, the Acquired Fund and the Acquiring Fund have requested an opinion of Dechert LLP substantially to the effect that, based on certain assumptions, facts, the terms of the Reorganization Agreement and representations set forth in the Reorganization Agreement or otherwise provided by the Acquired Fund and the Acquiring Fund:

1.  The transfer of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund followed by the distribution by the Acquired Fund of the Acquiring Fund Shares to Stockholders in exchange for their Acquired Fund shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code;

2.  No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

3.  No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities or upon the distribution of the Acquiring Fund Shares to Stockholders in exchange for their Acquired Fund Shares, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

4.  No gain or loss will be recognized by Stockholders upon the exchange of the shares of the Acquired Fund solely for the Acquiring Fund Shares;

5.  The aggregate tax basis for the Acquiring Fund Shares received by each Stockholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Acquired Fund shares surrendered by each such Stockholder in exchange therefor;

6.  The holding period of the Acquiring Fund Shares to be received by each Stockholder will include the period during which the Acquired Fund shares surrendered in exchange therefor were held (provided such shares in the Acquired Fund were held as capital assets on the date of the Reorganization);

7.  The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets of the Acquired Fund immediately prior to the Reorganization; and

8.  The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund (except where the investment activities of the Acquiring Fund have the effect of reducing or eliminating such period with respect to an asset).

Prior to the closing of the Reorganization, the Acquired Fund will distribute to its stockholders any undistributed income and gains to the extent required to avoid entity level tax or as otherwise deemed desirable. The advice of counsel is not binding on the IRS or the courts and neither the Acquired Fund nor the Acquiring Fund has sought a ruling with respect to the tax treatment of the Reorganization. The opinion of counsel, if delivered, will be based on the Code, regulations issued by the Treasury Department under the Code, court decisions, and administrative pronouncements issued by the IRS with respect to all of the foregoing, all as in effect on the date of the opinion, and all of which may be repealed, revoked or modified thereafter, possibly on a retroactive basis.

The Acquiring Fund's ability to carry forward and use pre-Reorganization capital losses of either the Acquiring Fund or the Acquired Fund may be limited under the loss limitation rules of Sections 382, 383 and 384 of the Code. First, under Section 384 of the Code, if the Acquiring Fund or the Acquired Fund has a net unrealized gain inherent

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in its assets at the time of the Reorganization, then, under certain circumstances, that gain, to the extent realized within five years following the Reorganization, may not be offset by a carryforward of losses realized prior to the Reorganization (other than a carryforward of that Fund's own losses) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund. Second, a portion of a Fund's pre-acquisition losses may become subject to an annual limitation on the amount that may be used to offset future gains. Third, any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, former shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred. Although these rules are not currently expected to have a significant effect on the Funds or their shareholders, any effect would be determined based on the particular facts and circumstances at the time that the Reorganization takes place.

Stockholders should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the proposed Reorganization, Stockholders should also consult their tax advisors as to state and local tax consequences, if any, of the proposed Reorganization.

Description of Shares

The Acquiring Fund Shares to be issued pursuant to the Reorganization Agreement will, when issued in exchange for the consideration therefor, be fully paid and non-assessable by the Acquiring Fund and transferable without restrictions and will have no preemptive rights. For greater details regarding the Acquiring Fund Shares, see "Shareholder Information" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Capitalization Tables (unaudited)

The following tables set forth the capitalization of the Acquired Fund as of February 28, 2015 and the Acquiring Fund on a pro forma combined basis as if the Reorganization had occurred on that date:

MSIF Emerging Markets Domestic Debt Portfolio (Acquired Fund)	Class I	Class A	Class L	Class IS	Total
Net Assets	$9,761,278	$1,111,691	$935,852	$9,009	$11,817,830
Shares Outstanding	983,243	109,394	94,331	907	1,187,875
Net Asset Value Per Share	$9.93	$10.16	$9.92	$9.93	—
MSIF Emerging Markets External Debt Portfolio (Acquiring Fund)	Class I	Class A	Class L	Class IS	Total
Net Assets	$18,876,187	$297,171	$100,295	$9,736	$19,283,389
Shares Outstanding	2,010,098	31,671	10,691	1,036	2,053,496
Net Asset Value Per Share	$9.39	$9.38	$9.38	$9.40	—
Pro Forma Combined Fund (MSIF Emerging Markets Fixed Income Opportunities Portfolio)	Class I	Class A	Class L	Class IS	Total
Net Assets	$28,637,465	$1,408,862	$1,036,147	$18,745	$31,101,219
Shares Outstanding	3,049,637	150,188	110,462	1,995	3,312,282
Net Asset Value Per Share	$9.39	$9.38	$9.38	$9.40	—

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Appraisal Rights

Stockholders will have no appraisal rights in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL POLICIES AND RESTRICTIONS

Investment Objectives and Policies

The investment objectives of the Acquired Fund and the Acquiring Fund are set forth in the table below:

	MSIF Emerging Markets Domestic Debt Portfolio (Acquired Fund)	MSIF Emerging Markets External Debt Portfolio (Acquiring Fund)
Investment Objective	• seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	• seeks high total return
	• the Acquired Fund's investment objective is non-fundamental and may be changed by the Company's Board of Directors without stockholder approval, but no change is anticipated	• the Acquiring Fund's investment objective is non-fundamental and may be changed by the Company's Board of Directors without stockholder approval, but no change is anticipated

MSIF Emerging Markets Domestic Debt Portfolio (Acquired Fund)

Under normal circumstances, at least 80% of the Acquired Fund's assets will be invested in debt securities of issuers located in emerging market countries that are denominated in the local currency. This policy may be changed without stockholder approval; however, you would be notified in writing of any changes.

The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. In selecting the Acquired Fund's investments, the Adviser analyzes the ability of an emerging market country's government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation.

The Acquired Fund's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Acquired Fund may invest in fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities are fixed income securities rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or if unrated considered by the Adviser to be an appropriate investment for the Acquiring Fund.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Acquired Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Acquired Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. The Acquired Fund

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may also invest in restricted and illiquid securities. Derivative instruments used by the Portfolio will be counted toward the Acquired Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

MSIF Emerging Markets External Debt Portfolio (Acquiring Fund)

Under normal circumstances, at least 80% of the Acquiring Fund's assets will be invested in U.S. dollar-denominated debt securities of issuers located in emerging market countries. This policy may be changed without stockholder approval; however, you would be notified in writing of any changes. Upon consummation of the Reorganization, the Board of the Acquiring Fund approved changing the Acquiring Fund's principal investment policies such that, under normal circumstances, at least 80% of the Fund's assets will be invested in debt securities of issuers located in emerging market countries, which may include local currency denominated as well as U.S. dollar-denominated securities.

The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and corporate issuers in emerging market countries. The securities in which the Acquiring Fund may invest will primarily be denominated in U.S. dollars. The Acquiring Fund may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars.

The Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. In selecting the Acquiring Fund's investments, the Adviser analyzes the ability of an emerging market country's government to formulate and implement fiscal and economic policies; socio political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation.

The Acquiring Fund's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Acquiring Fund may invest in fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities are fixed income securities rated below Baa by Moody's or below BBB by S&P, or if unrated considered by the Adviser to be an appropriate investment for the Acquiring Fund.

The Acquiring Fund may also invest in convertible securities. The Acquiring Fund may also invest in restricted and illiquid securities.

The Acquiring Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Acquiring Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Acquiring Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Acquiring Fund will be counted toward the Acquiring Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Investment Restrictions

The investment restrictions adopted by the Acquired Fund and Acquiring Fund as fundamental policies are the same. The Acquiring Fund's investment restrictions are summarized under the caption "Investment Limitations" in the Company's Statement of Additional Information, dated April [    ], 2015, as it may be amended and supplemented from time to time, with respect to the Acquiring Fund. The Acquired Fund's investment restrictions are summarized under the caption "Investment Limitations" in the Company's Statement of Additional Information, each dated April [    ], 2015, as may be amended and supplemented from time to time, with respect to the Acquired Fund.

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A fundamental investment restriction cannot be changed without the vote of the majority of the outstanding voting securities of a Fund, which is defined by the 1940 Act as the lesser of (i) at least 67% of the voting securities of a fund or portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund or portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of a fund or portfolio.

There are no differences in the investment restrictions adopted by the Funds as fundamental or as non-fundamental policies.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE ACQUIRED FUND

General

For a discussion of the organization and operation of the Acquiring Fund, see "Portfolio Summary—Emerging Markets External Debt Portfolio," "Details of the Portfolios—Emerging Markets External Debt Portfolio" and "Fund Management" in the Acquiring Fund's Prospectus attached hereto as Exhibit B. For a discussion of the organization and operation of the Company, see "General Information—Fund History" in the Company's Statement of Additional Information relating to the Acquiring Fund.

For a discussion of the organization and operation of the Acquired Fund, see "Portfolio Summary—Emerging Markets Domestic Debt Portfolio," "Details of the Portfolios—Emerging Markets Domestic Debt Portfolio" and "Fund Management" in the Acquired Fund Prospectus.

Rights of Acquired Fund Stockholders and Acquiring Fund Stockholders

Each of the Acquiring Fund and the Acquired Fund is organized as a separate portfolio of the Company, a Maryland corporation that is governed by its Charter, as amended and supplemented, Amended and Restated By-Laws, as may be amended from time to time, and Maryland law. Each Fund is also subject to federal securities laws, including the 1940 Act and the rules and regulations promulgated by the Commission thereunder.

Consistent with Maryland law, the Company's Board of Directors, on behalf of the Acquired Fund and the Acquiring Fund, has authorized the issuance of a specific number of shares of stock, although the organizational documents authorize such Board of Directors to increase or decrease, from time to time, as it considers necessary, the aggregate number of shares of stock or the number of shares of stock of any class which the Company has the authority to issue. The Company's organizational documents allow the Board of Directors to create one or more separate investment portfolios and to establish a separate series or classes of shares for each portfolio, and to further subdivide the shares of any series into one or more classes.

Neither the Charter, as amended and supplemented, nor the Amended and Restated By-Laws of the Company contain specific provisions regarding the personal liability of stockholders. However, under the Maryland General Corporation Law, stockholders of a Maryland corporation generally will not be held personally liable for the acts or obligations of the corporation, except that a stockholder may be liable to the extent that (i) consideration for the shares has not been paid, (ii) the stockholder knowingly accepts a distribution in violation of the charter or Maryland law, or (iii) the stockholder receives assets of the corporation upon its liquidation and the corporation is unable to meet its debts and obligations, in which case the stockholder may be liable for such debts and obligations to the extent of the assets received in the distribution.

Neither Fund is required, and neither Fund anticipates, holding annual meetings of its Stockholders. The Company has certain mechanics whereby stockholders can call a special meeting of each Fund. Stockholders generally have the right to approve investment advisory agreements, elect directors, change fundamental investment policies, ratify the selection of independent auditors and vote on other matters required by law or the organizational documents of the Company or deemed desirable by the Board of Directors.

The business of the Acquiring Fund and the Acquired Fund is supervised by the Board of the Company. For the Company, Director vacancies generally may be filled by approval of a majority of the directors then in office

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subject to provisions of the 1940 Act. The term of a Director lasts until the election of such person's successor, or until such person's earlier resignation, removal or death. Directors of the Company may be removed with or without cause by vote of a majority of the shares present in person or by proxy at a meeting, provided a quorum is present.

The foregoing is only a summary of applicable law and the Company's organizational documents. It is not intended to be a complete list of relevant provisions and Stockholders should refer to the provisions of the Company's organizational documents for a more thorough comparison. Such documents are filed as part of the Company's registration statements with the Commission, and Stockholders may obtain copies of such documents as described herein.

Financial Information

For certain financial information about each Fund, see "Financial Highlights" with respect to such Fund in its respective prospectus.

Stockholder Proposals

The Funds are not required and do not intend to hold regular stockholder meetings unless stockholder action is required in accordance with the 1940 Act. Stockholders who would like to submit proposals for consideration at future stockholder meetings of the Acquired Fund (in the event the Reorganization is not completed) or the Acquiring Fund should send written proposals to Mary E. Mullin, Secretary, 522 Fifth Avenue, New York, NY 10036. To be considered for presentation at a stockholders' meeting, rules promulgated by the Commission require that, among other things, a stockholder's proposal must be received at the offices of the Company within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included in the proxy materials for a meeting.

Management

For information about the Board of Directors, MSIM and the Distributor of both the Acquiring Fund and the Acquired Fund, see "Fund Management" in the Acquiring Fund's Prospectus attached hereto as Exhibit B and "Management of the Fund" and "Investment Advisory and Other Services" in the Company's Statement of additional information.

Description of Shares and Stockholder Inquiries

For a description of the nature and most significant attributes of shares of the Acquiring Fund, and information regarding stockholder inquiries, see "General Information" in the Company's Statement of Additional Information as well as "Shareholder Information" and "Where to Find Additional Information" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

For a description of the nature and most significant attributes of shares of the Acquired Fund, and information regarding Stockholder inquiries, see "General Information" in the Company's Statement of Additional Information as well as "Shareholder Information" and "Where to Find Additional Information" in the Acquired Fund's Prospectus.

Dividends, Distributions and Taxes

For a discussion of the Acquiring Fund's policies with respect to dividends, distributions and taxes, see "Shareholder Information—Dividends and Distributions" and "—Taxes" in the Acquiring Fund's Prospectus attached hereto as Exhibit B, "General Information" and "Taxes" in the Company's Statement of Additional Information, and the discussions herein under "Synopsis—Comparison of the Acquired Fund and Acquiring Fund—Dividends," "Synopsis—Tax Consequences of the Reorganization" and "The Reorganization—Tax Aspects of the Reorganization."

For a discussion of the Acquired Fund's policies with respect to dividends, distributions and taxes, see "Shareholder Information—Dividends and Distributions" and "—Taxes" in the Acquired Fund's Prospectus,

25

"General Information" and "Taxes" in the Company's Statement of Additional Information, and the discussions herein under "Synopsis—Comparison of the Acquired Fund and Acquiring Fund—Dividends," "Synopsis—Tax Consequences of the Reorganization" and "The Reorganization—Tax Aspects of the Reorganization."

Purchases, Exchanges and Redemptions

For a discussion of how the Acquiring Fund's shares may be purchased, exchanged and redeemed, as applicable, see "Shareholder Information—How To Purchase Portfolio Shares" and "—How To Redeem Portfolio Shares" in the Acquiring Fund's Prospectus, "Purchase and Redemption of Shares" in the Company's Statement of Additional Information, and the discussion herein under "Synopsis—Comparison of Acquired Fund and Acquiring Fund—Purchases, Exchanges and Redemptions."

For a discussion of how the Acquired Fund's shares may be purchased, exchanged and redeemed, as applicable, see "Shareholder Information—How To Purchase Portfolio Shares" and "—How To Redeem Portfolio Shares" in the Acquired Fund's Prospectus, "Purchase and Redemption of Shares" in the Company's Statement of Additional Information, and the discussion herein under "Synopsis—Comparison of Acquired Fund and Acquiring Fund—Purchases, Exchanges and Redemptions."

For a discussion of the Acquiring Fund's policies with respect to frequent purchases and redemptions, see "Shareholder Information—Frequent Purchases and Redemptions of Shares" in the Acquiring Fund's Prospectus. For a discussion of the Acquired Fund's policies with respect to frequent purchases and redemptions, see "Shareholder Information—Frequent Purchases and Redemptions of Shares" in the Acquired Fund Prospectus.

SHARE INFORMATION

The following persons were known to own of record or beneficially 5% or more of the outstanding shares of a class of the Acquired Fund as of April 30, 2015:

Stockholder	Percentage of Outstanding Shares
Class I
Class A
Class L
Class IS

[As of December 31, 2014, the Directors and officers of the Acquired Fund, as a group, owned less than 1% of the outstanding shares of the Acquired Fund].

The following persons were known to own of record or beneficially 5% or more of the outstanding shares of a class of the Acquiring Fund as of April 30, 2015:

Stockholder	Percentage of Outstanding Shares
Class I
Class A
Class L
Class IS
Morgan Stanley Investment Management Inc.	[90.94	]%

[As of December 31, 2014, the Directors and officers of the Acquiring Fund, as a group, owned less than 1% of the outstanding shares of the Acquiring Fund].

26

FINANCIAL STATEMENTS AND EXPERTS

The financial statements of the Acquiring Fund and the Acquired Fund, each for the fiscal year ended December 31, 2014, that are incorporated by reference in the Statement of Additional Information relating to the Registration Statement on Form N-14 of which this Proxy Statement and Prospectus forms a part, have been audited by Ernst & Young LLP, the Acquiring Fund's and Acquired Fund's independent registered public accounting firm. Each set of audited financial statements is incorporated herein by reference in reliance upon such reports given upon the authority of said independent registered public accounting firms as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of the Acquiring Fund Shares will be passed upon by Dechert LLP, New York, NY. Such firm will rely on Maryland counsel as to certain matters of Maryland law.

AVAILABLE INFORMATION

Additional information about each Fund is available, as applicable, in the following documents which are incorporated herein by reference: (i) the Prospectus of the Acquiring Fund, dated [    ], 2015, attached to this Proxy Statement and Prospectus as Exhibit B, which Prospectus forms a part of Post-Effective Amendment No. [     ] to the Company's Registration Statement on Form N-1A (File Nos. 033-23166; 811-05624); (ii) the Prospectus of the Acquired Fund, dated [    ], 2015, which Prospectus forms a part of Post-Effective Amendment No. [     ] to the Company's Registration Statement on Form N-1A (File Nos. 033-23166; 811-05624); and (iii) the Acquiring Fund's and the Acquired Fund's Annual Report for the fiscal year ended December 31, 2014.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, files reports and other information with the Commission. Proxy materials, reports and other information about the Funds which are of public record can be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information about the Reference Room's operations may be obtained by calling the Commission at (202) 551-8090. Reports and other information about the Funds and the Company are available on the EDGAR Database on the Commission's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-1520.

OTHER BUSINESS

Management of the Acquired Fund knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the Proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the Proxy to vote this Proxy in accordance with their judgment on such matters.

  By Order of the Board of Directors,

  Mary E. Mullin
  Secretary

[    ], 2015

27

Exhibit A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of February 26, 2015, by and between MORGAN STANLEY INSTITUTIONAL FUND, INC. (the "Company"), a Maryland corporation, on behalf of the Emerging Markets External Debt Portfolio ("Acquiring Fund"), and the Company, on behalf of the Emerging Markets Domestic Debt Portfolio ("Acquired Fund").

This Agreement is intended to be and is adopted as a "plan of reorganization" and the transactions described in this Agreement are intended to be governed by Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer to Acquiring Fund of substantially all of the assets of Acquired Fund in exchange for (i) the assumption by Acquiring Fund of all stated liabilities of Acquired Fund and (ii) the issuance by Acquiring Fund of shares of common stock, par value $0.001 per share (the "Acquiring Fund Shares"), to be distributed, after the Closing Date hereinafter referred to, to the stockholders of Acquired Fund ("Acquired Fund Stockholders") in liquidation of Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  The Reorganization and Liquidation of Acquired Fund

1.1.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Company, on behalf of the Acquired Fund, agrees to transfer the Acquired Fund Assets (as defined in paragraph 1.2) to Acquiring Fund, and the Company, on behalf of Acquiring Fund, agrees in exchange therefor to assume all of Acquired Fund's stated liabilities on the Closing Date as set forth in paragraph 1.3 and to deliver to Acquired Fund the number of full and fractional Acquiring Fund Shares, determined in the manner set forth in paragraph 2.3. Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

1.2.  (a)  The "Acquired Fund Assets" shall consist of all property, including without limitation, all cash, cash equivalents, securities, commodity and dividend interests, loans and other instruments and dividends or interest or other rights or receivables that are owned by Acquired Fund, and any deferred or prepaid expenses shown as an asset on Acquired Fund's books on the Valuation Date (as defined in paragraph 2.1), prepared in accordance with generally accepted U.S. accounting principles ("GAAP") applied consistently with those of Acquired Fund's most recent audited financial statements.

  (b)  On or prior to the Valuation Date, the Company, on behalf of the Acquired Fund, will provide Acquiring Fund with a list of all of Acquired Fund's assets to be transferred to Acquiring Fund and a list of the stated liabilities to be assumed by Acquiring Fund pursuant to this Agreement. The Company, on behalf of the Acquired Fund, reserves the right to sell any of the securities on such list but will not, without the prior approval of the Company, on behalf of Acquiring Fund, acquire any additional securities other than securities of the type in which Acquiring Fund is permitted to invest and in amounts agreed to in writing by the Company, on behalf of Acquiring Fund. The Company, on behalf of Acquiring Fund, will, within a reasonable time prior to the Valuation Date, furnish Acquired Fund with a statement of Acquiring Fund's investment objective, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to Acquiring Fund's investment objective, policies and restrictions. In the event that Acquired Fund holds any investments that Acquiring Fund is not permitted to hold, Acquired Fund will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of Acquired Fund and Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon Acquiring Fund with respect to such investments, Acquired Fund if requested by the Company, on behalf of Acquiring Fund, will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

1.3.  The Company, on behalf of the Acquired Fund, will endeavor to discharge all of Acquired Fund's liabilities and obligations on or prior to the Valuation Date. The Company, on behalf of Acquiring Fund, will assume all stated liabilities, which includes, without limitation, all expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of Acquired Fund prepared by the Treasurer of Acquired Fund as of the Valuation Date in accordance with GAAP applied consistently with those of Acquired Fund's most recent audited financial statements.

1.4.  In order for Acquired Fund to comply with Section 852(a)(1) of the Code and to avoid having any investment company taxable income or net capital gain (as defined in Sections 852(b)(2) and 1222(11) of the Code, respectively) in the short taxable year ending with its dissolution, the Company, on behalf of the Acquired Fund, will on or before the Valuation Date (a) declare a dividend in an amount large enough so that Acquired Fund will have declared dividends of all of its investment company taxable income and net capital gain, if any, for such taxable year (determined without regard to any deduction for dividends paid) and (b) distribute such dividend.

1.5.  On the Closing Date or as soon as practicable thereafter, the Company, on behalf of the Acquired Fund, will distribute Acquiring Fund Shares received by Acquired Fund pursuant to paragraph 1.1 pro rata to the Acquired Fund Stockholders. The Acquiring Fund Shares will be distributed as follows: each of the Class I shares of Acquiring Fund will be distributed to holders of Class I shares of Acquired Fund, each of the Class A shares of Acquiring Fund will be distributed to holders of Class A shares of Acquired Fund, each of the Class L shares of Acquiring Fund will be distributed to holders of Class L shares of Acquired Fund and each of the Class IS shares of Acquiring Fund will be distributed to the holders of Class IS shares of Acquired Fund. Such distribution will be accomplished by an instruction, signed by The Company's Secretary, on behalf of Acquired Fund, to transfer Acquiring Fund Shares then credited to Acquired Fund's account on the books of Acquiring Fund to open accounts on the books of Acquiring Fund in the names of the Acquired Fund Stockholders and representing the respective pro rata number of Acquiring Fund Shares due such Acquired Fund stockholders. All issued and outstanding shares of Acquired Fund simultaneously will be canceled on Acquired Fund's books.

1.6.  Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in Acquiring Fund's current Prospectus, as supplemented, and the Company's Statement of Additional Information.

1.7.  Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of Acquiring Fund Shares on Acquired Fund's books as of the close of business on the Valuation Date shall, as a condition of such issuance and transfer, be paid by the person to whom Acquiring Fund Shares are to be issued and transferred.

1.8.  Any reporting responsibility of Acquired Fund is and shall remain the responsibility of Acquired Fund up to and including the date on which Acquired Fund is liquidated and terminated pursuant to paragraph 1.9.

1.9.  Within one year after the Closing Date, the Company, on behalf of the Acquired Fund, shall pay or make provision for the payment of all Acquired Fund's liabilities and taxes. If and to the extent that any trust, escrow account, or other similar entity continues after the close of such one-year period in connection either with making provision for payment of liabilities or taxes or with distributions to stockholders of Acquired Fund, such entity shall either (i) qualify as a liquidating trust under Section 7701 of the Code (and applicable Treasury Regulations thereunder) or other entity which does not constitute a continuation of Acquired Fund for federal income tax purposes, or (ii) be subject to a waiver under Section 368(a)(2)(G)(ii) of the complete distribution requirement of Section 368(a)(2)(G)(i) of the Code. Acquired Fund shall be terminated following the making of all distributions pursuant to paragraph 1.5.

1.10.  Copies of all books and records maintained on behalf of Acquired Fund in connection with its obligations under the Investment Company Act of 1940, as amended (the "1940 Act"), the Code, state blue sky laws or otherwise in connection with this Agreement will promptly be delivered after the Closing to officers of Acquiring Fund or their designee, and Acquiring Fund or its designee shall comply with applicable record retention requirements to which Acquired Fund is subject under the 1940 Act.

2.  Valuation

2.1.  The value of the Acquired Fund Assets shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time) on the business day immediately preceding the Closing Date and after the payment of any distributions or other amounts by Acquired Fund or at such time on such earlier or later date as may be mutually agreed upon in writing (such time and date being hereinafter called the "Valuation Date"), all in accordance with the valuation procedures that have been duly adopted by the Company, as well as Acquiring Fund's then current Prospectus, as supplemented, and the Company's Statement of Additional Information, and customary procedures for determining the net asset value of a share of an open-end investment company that is registered under the 1940 Act.

2.2.  The net asset value of an Acquiring Fund Share shall be determined by Acquiring Fund in the manner described in the Company's valuation procedures as well as Acquiring Fund's then current Prospectus, as supplemented, and the Company's Statement of Additional Information.

2.3.  The number of Acquiring Fund Shares (including fractional shares, if any) to be issued hereunder shall be determined, with respect to each class, by dividing the aggregate net asset value of each class of Acquired Fund shares (determined in accordance with paragraph 2.1) by the net asset value per share of the corresponding class of shares of Acquiring Fund (determined in accordance with paragraph 2.2).

2.4.  All computations of value shall be made by Boston Financial Data Services, Inc. ("BFDS") in accordance with its regular practice in pricing Acquiring Fund. The Company, on behalf of Acquiring Fund, shall cause BFDS to deliver a copy of Acquiring Fund's valuation report at the Closing.

3.  Closing and Closing Date

3.1.  The Closing shall take place on the Valuation Date or on the next business day following the Valuation Date (the "Closing Date"). The Closing shall be held as of 9:00 a.m. Eastern time, or at such other time as the parties may agree. The Closing shall be held in a location mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise provided.

3.2.  Portfolio securities held by Acquired Fund and represented by a certificate or other written instrument shall be presented by it or on its behalf to State Street Bank and Trust Company (the "Custodian"), as custodian for Acquiring Fund, for examination no later than five business days preceding the Valuation Date. Such portfolio securities (together with any cash or other assets) shall be delivered by Acquired Fund to the Custodian for the account of Acquiring Fund on or before the Closing Date in conformity with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) shall be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and the Custodian. The cash delivered shall be in the form of a Federal Funds wire, payable to the order of "State Street Bank and Trust Company, Custodian for Morgan Stanley Institutional Fund, Inc."

3.3.  In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both the Company, on behalf of Acquiring Fund, and the Company, on behalf of the Acquired Fund, accurate appraisal of the value of the net assets of Acquiring Fund or the Acquired Fund Assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

3.4.  If requested, the Company, on behalf of the Acquired Fund, shall deliver to the Company, on behalf of Acquiring Fund, or its designee (a) at the Closing, a list, certified by the Company's Secretary, on behalf of the Acquired Fund, of the names, addresses and taxpayer identification numbers of the Acquired Fund Stockholders and the number and percentage ownership of outstanding Acquired Fund shares owned by each such Acquired Fund Stockholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Stockholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Company, on behalf of Acquiring Fund, shall issue and deliver to such Secretary a confirmation evidencing delivery of Acquiring Fund Shares to be credited on the Closing Date to Acquired Fund or provide evidence satisfactory to Acquired Fund that such Acquiring Fund Shares have been credited to Acquired Fund's account on the books of Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.  Covenants of Acquiring Fund and Acquired Fund

4.1.  Except as otherwise expressly provided herein, the Company, on behalf of the Acquired Fund, and the Company, on behalf of Acquiring Fund, will operate in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions.

4.2.  The Company will prepare and file with the Securities and Exchange Commission ("Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended ("1933 Act"), relating to Acquiring Fund Shares ("Registration Statement"). The Company, on behalf of the Acquired Fund, will provide the Proxy Materials as described in paragraph 4.3 below for inclusion in the Registration Statement. The Company, on behalf of Acquiring Fund, and the Company, on behalf of the Acquired Fund, agree that each of Acquired Fund and Acquiring Fund will further provide such other information and documents as are reasonably necessary for the preparation of the Registration Statement.

4.3.  The Company, on behalf of the Acquired Fund, will call a meeting of Acquired Fund Stockholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. The Company, on behalf of the Acquired Fund, will prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that the Company, on behalf of Acquiring Fund, will furnish Acquired Fund with its currently effective prospectus for inclusion in the Proxy Materials and with such other information relating to Acquiring Fund as is reasonably necessary for the preparation of the Proxy Materials.

4.4.  The Company, on behalf of the Acquired Fund, will assist Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund shares.

4.5.  Subject to the provisions of this Agreement, the Company, on behalf of Acquiring Fund, and the Company, on behalf of the Acquired Fund, covenants that each respective Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

4.6.  The Company, on behalf of the Acquired Fund, shall furnish or cause to be furnished to Acquiring Fund within 30 days after the Closing Date a statement of Acquired Fund's assets and liabilities as of the Closing Date, which statement shall be certified by the Company's Treasurer, on behalf of the Acquired Fund, and shall be in accordance with GAAP applied consistently with those of Acquired Fund's most recent audited financial statements. As promptly as practicable, but in any case within 60 days after the Closing Date, the Company, on behalf of the Acquired Fund, shall furnish Acquiring Fund, in such form as is reasonably satisfactory to Acquiring Fund, a statement certified by Acquired Fund's Treasurer of Acquired Fund's earnings and profits for federal income tax purposes that will be carried over to Acquiring Fund pursuant to Section 381 of the Code.

4.7.  As soon after the Closing Date as is reasonably practicable, the Company (a) shall prepare and file all federal and other tax returns and reports of Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2(k)).

4.8.  The Company agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by the state Blue Sky and securities laws as it may deem appropriate in order to continue Acquiring Fund's operations after the Closing Date.

5.  Representations and Warranties

5.1.  The Company, on behalf of Acquiring Fund, represents and warrants to Acquired Fund, as follows:

  (a)  Acquiring Fund is a series of the Company, a validly existing Maryland corporation with full power to carry on its business as presently conducted;

  (b)  The Company is a duly registered, open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

  (c)  All of the issued and outstanding shares of Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Shares of Acquiring Fund are registered in all jurisdictions in which they are required to be registered under state securities laws and other laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Acquiring Fund is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

  (d)  The current Prospectus of Acquiring Fund and Statement of Additional Information of the Company conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

  (e)  The Company is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of its Articles of Incorporation or By-Laws, each as amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquiring Fund is a party or by which it is bound;

  (f)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, Acquiring Fund or any of their properties or assets which, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and the Company knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions herein contemplated;

  (g)  The Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights for its last completed fiscal year, audited by Ernst & Young LLP (copies of which will be furnished to Acquired Fund), fairly present, in all material respects, Acquiring Fund's financial condition as of such date in accordance with GAAP, and its results of such operations, changes in its net assets and financial highlights for such period, and as of such date there will be no known liabilities of Acquiring Fund (contingent or otherwise) not disclosed therein that would be required in accordance with GAAP to be disclosed therein;

  (h)  All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable with no personal liability attaching to the ownership thereof. Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

  (i)  The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Company, and this Agreement constitutes a valid and binding obligation of Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Acquiring Fund's performance of this Agreement;

  (j)  Acquiring Fund Shares to be issued and delivered to Acquired Fund, for the account of the Acquired Fund Stockholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

  (k)  All material federal and other tax returns and reports of Acquiring Fund required by law to be filed on or before the Closing Date have been filed and are correct, and all federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of the Company's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

  (l)  For each taxable year since its inception, Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of the Company's obligations with respect to Acquiring Fund under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect, the ability of Acquiring Fund to continue to meet the requirements of Subchapter M of the Code;

  (m)  Since December 31, 2013, there has been no change by the Company in accounting methods, principles, or practices, including those required by GAAP;

  (n)  The information furnished or to be furnished by the Company on behalf of Acquiring Fund for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

  (o)  The Proxy Materials to be included in the Registration Statement (only insofar as they relate to Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

5.2.  The Company, on behalf of the Acquired Fund, represents and warrants to the Company, on behalf of Acquiring Fund as follows:

  (a)  Acquired Fund is a series of the Company, a validly existing Maryland corporation with full power to carry on its business as presently conducted;

  (b)  Acquired Fund is a duly registered, open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

  (c)  All of the issued and outstanding shares of Acquired Fund have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of Acquired Fund are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Acquired Fund is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

  (d)  The current Prospectuses, as supplemented, of Acquired Fund and Statements of Additional Information of the Company conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

  (e)  The Company is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of its Articles of Incorporation or By-Laws, each as amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquired Fund is a party or by which it is bound;

  (f)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company or any of its properties or assets which, if adversely determined, would materially and adversely affect Acquired Fund's financial condition or the conduct of its business; and The Company knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions herein contemplated;

  (g)  The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of Acquired Fund for its last completed fiscal year, audited by Ernst & Young LLP (copies of which have been or will be furnished to Acquiring Fund) fairly present, in all material respects, Acquired Fund's financial condition as of such date, and its results of operations, changes in its net assets and financial highlights for such period in accordance with GAAP, and as of such date there were no known liabilities of Acquired Fund (contingent or otherwise) not disclosed therein that would be required in accordance with GAAP to be disclosed therein;

  (h)  Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

  (i)  All issued and outstanding shares of Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable with no personal liability attaching to the ownership thereof. Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of Acquired Fund Stockholders submitted to Acquiring Fund pursuant to paragraph 3.4;

  (j)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Company, on behalf of the Acquired Fund, and subject to the approval of Acquired Fund Stockholders, this Agreement constitutes a valid and binding obligation of the Company, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with the Company's performance of this Agreement;

  (k)  All material federal and other tax returns and reports of Acquired Fund required by law to be filed on or before the Closing Date shall have been filed and are correct and all federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of the Company's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

  (l)  For each taxable year since its inception, Acquired Fund has met all the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of Acquired Fund's obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect, the ability of Acquired Fund to continue to meet the requirements of Subchapter M of the Code for its final taxable year ending on the Closing Date;

  (m)  At the Closing Date, Acquired Fund will have good and valid title to the Acquired Fund Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by Acquired Fund which have not settled prior to the Closing Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, the Company, on behalf of Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the 1933 Act

  (n)  On the effective date of the Registration Statement, at the time of the meeting of Acquired Fund Stockholders and on the Closing Date, the Proxy Materials (exclusive of the currently effective Acquiring Fund Prospectus contained therein) will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by Acquired Fund for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with applicable federal securities and other laws and regulations thereunder;

  (o)  The Company, on behalf of the Acquired Fund, will, on or prior to the Valuation Date, declare one or more dividends or other distributions to Acquired Fund Stockholders that, together with all previous dividends and other distributions to stockholders, shall have the effect of distributing to the stockholders all of its investment company taxable income and net capital gain, if any, through the Valuation Date (computed without regard to any deduction for dividends paid);

  (p)  The Company, on behalf of the Acquired Fund, has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the rules thereunder; and

  (q)  The Company, on behalf of the Acquired Fund, is not acquiring Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6.  Conditions Precedent to Obligations of Acquired Fund

The obligations of the Company, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Company, on behalf of Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

6.1.  All representations and warranties of the Company made on behalf of Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.  The Company, on behalf of Acquiring Fund, shall have delivered to the Company, on behalf of the Acquired Fund, a certificate of the Company's President and Treasurer, in a form reasonably satisfactory to Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Acquired Fund, shall reasonably request;

6.3.  The Company, on behalf of the Acquired Fund, shall have received a favorable opinion from Dechert LLP, counsel to Acquiring Fund, dated as of the Closing Date, to the effect that:

  (a)  The Company is validly existing as a corporation under the laws of the State of Maryland (Maryland counsel may be relied upon in delivering such opinion); (b) the Company has the requisite corporate power to own its properties and assets and to carry on its business as described in its charter (Maryland counsel may be relied upon in delivering such opinion); (c) the Company is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (d) this Agreement has been duly authorized, executed and delivered by the Company and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by Acquired Fund, is a valid and binding agreement of Acquiring Fund enforceable against Acquiring Fund in accordance with its terms; (e) the issuance of the Acquiring Fund Shares has been duly authorized by all necessary corporate action on the part of the Company, and when such Acquiring Fund Shares are issued and delivered by the Company as contemplated by the Registration Statement and this Agreement against payment of the consideration therein described, such Acquiring Fund Shares will be validly issued, fully paid and non-assessable, and the issuance of the Acquiring Fund Shares by the Company will not be subject to any preemptive or similar rights arising under the Company's charter or bylaws, or under the Maryland General Corporation Laws (Maryland counsel may be relied upon in delivering such opinion); (f) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Company's charter or bylaws, each as amended; and (g) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of New York is required for the consummation by Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

6.4.  As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions of Acquiring Fund or any increase in the investment management fees or annual fees pursuant to Acquiring Fund's stockholder services plan from those described in Acquiring Fund's Prospectus dated April [  ], 2015, as may be supplemented, and the Company's Statement of Additional Information dated April [  ], 2015, as may be supplemented.

7.  Conditions Precedent to Obligations of Acquiring Fund

The obligations of the Company, on behalf of Acquiring Fund, to complete the transactions provided for herein shall be subject, at its election, to the performance by Acquired Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.  All representations and warranties of the Company, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2.  The Company, on behalf of the Acquired Fund, shall have delivered to Acquiring Fund at the Closing a certificate of the Company's President and its Treasurer, in form and substance satisfactory to Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of The Company, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company, on behalf of Acquiring Fund, shall reasonably request;

7.3.  The Company, on behalf of the Acquired Fund, shall have delivered to Acquiring Fund a statement of the Acquired Fund Assets and its liabilities, together with a list of Acquired Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Treasurer of Acquired Fund;

7.4.  The Company, on behalf of Acquiring Fund, shall have received at the Closing a favorable opinion from Dechert LLP, counsel to Acquired Fund, dated as of the Closing Date to the effect that:

  (a)  Acquired Fund is a validly existing Maryland corporation, and has the power to own all of its properties and assets and to carry on its business as presently conducted; (b) Acquired Fund is a duly registered, open-end, management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by Acquired Fund, and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and assuming due authorization, execution and delivery of this Agreement by the Company, on behalf of Acquiring Fund, is a valid and binding agreement of Acquired Fund enforceable against Acquired Fund in accordance with its terms; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with Acquired Fund's Declaration of Trust or By-Laws, each as amended; and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the New York is required for the consummation by Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

7.5.  On the Closing Date, the Acquired Fund Assets shall include no assets that Acquiring Fund, by reason of limitations of the Company's Articles of Incorporation, as amended, or otherwise, may not properly acquire.

8.   Further Conditions Precedent to Obligations of Acquiring Fund and Acquired Fund

The obligations of the Company, on behalf of the Acquired Fund, and the Company, on behalf of Acquiring Fund, hereunder are each subject to the further conditions that on or before the Closing Date:

8.1.  This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of Acquired Fund in accordance with the provisions of the Company's Amended and Restated Articles of Incorporation, as amended, and certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Fund;

8.2.  On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Company, on behalf of Acquiring Fund, or the Company, on behalf of the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of Acquiring Fund or Acquired Fund;

8.4.  The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5.  The Company, on behalf of the Acquired Fund, shall have declared and paid a dividend or dividends and/or other distribution or distributions that, together with all previous such dividends or distributions, shall have the effect of distributing to the Acquired Fund Stockholders all of Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid) and all of its net capital gain (after reduction for any capital loss carry-forward and computed without regard to any deduction for dividends paid) for all taxable years ending on or before the Closing Date; and

8.6.  The parties shall have received the opinion of the law firm of Dechert LLP (based on certain facts, assumptions and representations), addressed to Acquiring Fund and Acquired Fund, which opinion may be relied upon by the stockholders of Acquired Fund, substantially to the effect that, for federal income tax purposes:

  (a)  The transfer of substantially all of Acquired Fund's assets in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of certain stated liabilities of Acquired Fund followed by the distribution by Acquired Fund of Acquiring Fund Shares to the Acquired Fund Stockholders in exchange for their Acquired Fund shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code;

  (b)  No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the stated liabilities of Acquired Fund;

  (c)  No gain or loss will be recognized by Acquired Fund upon the transfer of substantially all of the assets of Acquired Fund to Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of the stated liabilities or upon the distribution of Acquiring Fund Shares to the Acquired Fund Stockholders in exchange for their Acquired Fund shares, except that Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

  (d)  No gain or loss will be recognized by the Acquired Fund Stockholders upon the exchange of the Acquired Fund shares for Acquiring Fund Shares;

  (e)  The aggregate tax basis for Acquiring Fund Shares received by each Acquired Fund Stockholder pursuant to the reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by each such Acquired Fund Stockholder immediately prior to the Reorganization;

  (f)  The holding period of Acquiring Fund Shares to be received by each Acquired Fund Stockholder will include the period during which the Acquired Fund shares surrendered in exchange therefor were held (provided such Acquired Fund shares were held as capital assets on the date of the Reorganization);

  (g)  The tax basis of the assets of Acquired Fund acquired by Acquiring Fund will be the same as the tax basis of such assets to Acquired Fund in exchange therefor; and

  (h)  The holding period of the assets of Acquired Fund in the hands of Acquiring Fund will include the period during which those assets were held by Acquired Fund (except where the investment activities of Acquiring Fund have the effect of reducing or eliminating such periods with respect to an asset).

Notwithstanding anything herein to the contrary, neither the Company, on behalf of Acquiring Fund, nor Acquired Fund, may waive the conditions set forth in this paragraph 8.6.

9.  Fees and Expenses

Morgan Stanley Investment Management Inc. shall bear all the expenses incurred in connection with the entering into, and carrying out of, the provisions of this Agreement, including printing, filing and proxy solicitation expenses and legal and accounting expenses.

10.  Entire Agreement; Survival of Warranties

10.1.  This Agreement constitutes the entire agreement between the parties.

10.2.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of Acquired Fund hereunder shall not survive the dissolution and complete liquidation of Acquired Fund in accordance with paragraph 1.9.

11.  Termination

11.1.  This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

  (a)  by the mutual written consent of the Company, on behalf of the Acquired Fund, and the Company, on behalf of Acquiring Fund;

  (b)  by either the Company, on behalf of Acquiring Fund, or the Company, on behalf of the Acquired Fund, by notice to the other, without liability to the terminating party on account of such termination (providing the terminating party is not otherwise in material default or breach of this Agreement), if the Closing shall not have occurred on or before February 26, 2016; or

  (c)  by either the Company, on behalf of Acquiring Fund, or the Company, on behalf of the Acquired Fund, in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the Acquired Fund Stockholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2.  (a)  Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of the Company, Acquiring Fund or Acquired Fund, or the directors or officers of the Company, on behalf of Acquiring Fund, or the Company, on behalf of the Acquired Fund, to any other party or its directors, trustees or officers.

  (b)  Termination of this Agreement pursuant to paragraph 11.1(c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of the Company, Acquiring Fund or Acquired Fund, or the directors or officers of the Company, on behalf of Acquiring Fund, or the Company, on behalf of the Acquired Fund, except that any party in breach of this Agreement shall, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.

12.  Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

13.  Miscellaneous

13.1.  The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2.  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3.  This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

13.4.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies hereunder or by reason of this Agreement.

13.5.  The directors of the Company and the stockholders of each series of the Company shall not be liable for any obligations of the Company or Acquiring Fund or of Acquired Fund, as appropriate, under this Agreement, and the parties hereto agree that, in asserting any rights or claims against the other parties under this Agreement, it shall look only to the assets and property of Acquiring Fund or of Acquired Fund, as appropriate, in settlement of such rights or claims, and not to the assets or property of the other series of the Company or to the directors, officers or stockholders of the other parties.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.

MORGAN STANLEY INSTITUTIONAL FUND, INC., on behalf of Acquiring Fund
By: /s/ John H. Gernon Name: John H. Gernon Title: President and Principal Executive Officer
MORGAN STANLEY INSTITUTIONAL FUND, INC., on behalf of Acquired Fund
By: /s/ John H. Gernon Name: John H. Gernon Title: President and Principal Executive Officer

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets External Debt Portfolio

Annual Report

December 31, 2014

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Shareholders' Letter	2
Expense Example	3
Investment Overview	4
Portfolio of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	25
U.S. Privacy Policy	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Annual report, in which you will learn how your investment in Emerging Markets External Debt Portfolio (the "Portfolio") performed during the latest twelve-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

January 2015

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Expense Example (unaudited)

Emerging Markets External Debt Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/14	Actual Ending Account Value 12/31/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets External Debt Portfolio Class I	$1,000.00	$954.00	$1,021.02	$4.09	$4.23	0.83%
Emerging Markets External Debt Portfolio Class A	1,000.00	950.40	1,019.16	5.90	6.11	1.20
Emerging Markets External Debt Portfolio Class L	1,000.00	950.50	1,017.90	7.13	7.38	1.45
Emerging Markets External Debt Portfolio Class IS	1,000.00	953.10	1,021.07	4.04	4.18	0.82

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Investment Overview (unaudited)

Emerging Markets External Debt Portfolio

The Portfolio seeks high total return.

Performance

For the year ended December 31, 2014, the Portfolio had a total return based on net asset value and reinvestment of distributions per share of 3.38%, net of fees, for Class I shares. The Portfolio's Class I shares underperformed against the Portfolio's benchmark, the JP Morgan Emerging Markets Bond Global Index (the "Index"), which returned 5.53%.

Factors Affecting Performance

•  2014 ended much as it began, with a pessimistic cloud hanging over financial markets. The downtrend in performance, most evident in emerging market (EM) currencies, was kicked off by the "taper tantrum" of the summer of 2013, which triggered outflows on concerns of external funding vulnerability, and culminated with growth concerns in China and a geopolitical crisis where Russia annexed the Crimean peninsula from Ukraine. Subsequently, attractive valuations, as well as the first hints of stabilization in externally vulnerable countries, brought inflows back to the asset class and supported a rebound in EM assets starting late in the first quarter of 2014. The continuation of the global carry trade, a strategy of borrowing at a low rate to invest at a higher rate, was supported by global central bank actions. Subdued inflation data provided room for the U.S. Federal Reserve (Fed) to maintain its lower-for-longer interest rate pledge, alleviating worries of a sudden start to the rate hike cycle. After projections indicated that it would fail to meet its 2% inflation target, the Bank of Japan (BOJ) announced that would enlarge its annual quantitative easing target from 60-70 trillion yen to 80 trillion yen. Disinflationary trends and signs of credit constraints prompted the European Central Bank (ECB) to cut policy rates into negative territory and begin to lay the groundwork to implement some form of quantitative easing. The rally in EM assets topped out in mid-to-late summer and began to fade as investors lost their appetite for risk after a flare-up in the conflict between Russia and Ukraine, disappointing global growth, and weakening commodity and energy prices threatened the fiscal and current account balances of many emerging economies.

•  Despite the setbacks and spreads widening +77 basis points, EM external debt ended the year up +5.53%, as measured by the Index in U.S. dollars.(i) Performance in the Index was driven by the investment grade segment, which returned +9.07%, while the high yield segment detracted -3.21% from the Index's returns. Contrary to the expectations of financial markets, 10-year U.S. Treasury yields fell 86 basis points in the year, aiding the performance of longer-dated assets. Ukrainian bonds were the worst-performing segment in the year, falling 29.8%, as the conflict in the Eastern region took its toll. Oil prices dropping more than 50% over the year sent the bonds of oil producing nations down in the period. Venezuela, Russia, and Ecuador were the hardest hit countries. The drop in oil revenues exacerbated Venezuela's tenuous fiscal situation as the Maduro government was unwilling or unable to enact serious reforms to alleviate the problems. Overall flows into EM external debt reached a total of +$16.3 billion in 2014 (according to JP Morgan data), well below the averages of the previous years, but a rebound from 2013. Given the widening performance differential between external and domestic debt over the past two years, investors have been increasingly passing the asset allocation decision to the professional investment manager, as evidenced by the growing fund flows to blended mandates that combine both external and domestic debt.

•  In 2014, the Portfolio's underweight position and security selection in Ukraine, as well as security selection in Indonesia, Peru, and Mexico, contributed to relative performance. Also contributing to relative performance were the Portfolio's overweight positions in Honduras, Mozambique, and Hungary; its underweight positions in Serbia and Ecuador; and an opportunistic investment in Greece.

•  With falling oil prices weighing on the markets of oil-producing nations, the Portfolio's overweight position in Venezuela (partially mitigated by security selection), Russia (overweight in the beginning of the year but then reduced to an underweight), and Kazakhstan detracted from relative performance in 2014. Also detracting from relative performance were the Portfolio's underweight positions in Argentina, Turkey,

(i)  Source for market data: Bloomberg L.P.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Investment Overview (unaudited) (cont'd)

Emerging Markets External Debt Portfolio

Dominican Republic, its zero exposure to Lebanon, and security selection in Colombia and Brazil. The use of U.S. Treasury futures to reduce interest rate duration detracted from performance as U.S. Treasury yields fell in the year.

Management Strategies

•  We expect policy makers in the developed markets (DM), primarily the U.S. and the U.K., to continue their steady withdrawal of monetary stimulus, in sync with a cyclical recovery in economic activity. While DM monetary tightening could continue to generate volatility in EM assets, faster DM growth should bode well for EM growth in the medium term. In addition, a continued dovish stance by the ECB, BOJ, and the central bank of China, may support EM economies and could partially offset the effects of a less accommodative U.S. monetary policy.

•  The primary risks that we continue to monitor are the path of Chinese economic growth and policy, the continued weakness in commodity prices, the potential for rising interest rates in the U.S., and ongoing geopolitical events in Europe and the Middle East. The elections in Greece once again raised the possibility that Greece could exit the eurozone and the potential impacts could add to financial market volatility. A slowing China will likely continue to weigh on commodity prices and commodity-exporting economies, while, conversely, reducing fiscal and inflationary pressures on oil-importing countries. Such a scenario may provide opportunities to benefit from the diverging economic trajectories. Divergence in G3 (U.S., Japan and Europe) monetary policy path remains supportive of a long U.S. dollar bias.

•  We believe 2015 may look remarkably similar to 2014, with macro and policy divergence being the main drivers of asset price performance. We expect EM sovereign debt to post solid returns in the medium term, and episodic setbacks, such as those experienced in the second half of 2014, are to be expected. We believe there may be selective opportunities to add to sovereign debt of countries with attractive valuations, comfortable external positions, or favorable growth prospects. We remain marginally cautious on domestic debt even after the broad-based weakness in EM currencies versus the

U.S. dollar experienced over the past year, as the macroeconomic adjustment towards higher real rates and lower current account deficits has not reached its full conclusion. In this regard, we will be watching policy makers closely to ensure that they recommit to prudent policies during this adjustment process.

*  Minimum Investment for Class I shares

**  Commenced Operations on May 24, 2012.

In accordance with SEC regulations, Portfolio's performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class A, L and IS shares will vary from the performance of Class I shares based upon their different inception dates and will be impacted by additional fees assessed to those classes (if applicable).

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Investment Overview (unaudited) (cont'd)

Emerging Markets External Debt Portfolio

Performance Compared to the JP Morgan Emerging Markets Bond Global Index(1) and the Lipper Emerging Markets Hard Currency Debt Funds Index(2)

	Period Ended December 31, 2014 Total Returns(3)
		Average Annual
	One Year	Five Years	Ten Years	Since Inception(6)
Portfolio — Class I Shares w/o sales charges(4)	3.38%	—	—	3.10%
JP Morgan Emerging Markets Bond Global Index	5.53	—	—	4.59
Lipper Emerging Markets Hard Currency Debt Funds Index	1.40	—	—	3.55
Portfolio — Class A Shares w/o sales charges(4)	2.90	—	—	2.74
Portfolio — Class A Shares with maximum 4.25% sales charges(4)	–1.50	—	—	1.06
JP Morgan Emerging Markets Bond Global Index	5.53	—	—	4.59
Lipper Emerging Markets Hard Currency Debt Funds Index	1.40	—	—	3.55
Portfolio — Class L Shares w/o sales charges(4)	2.85	—	—	2.45
JP Morgan Emerging Markets Bond Global Index	5.53	—	—	4.59
Lipper Emerging Markets Hard Currency Debt Funds Index	1.40	—	—	3.55
Portfolio — Class IS Shares w/o sales charges(5)	3.39	—	—	4.11
JP Morgan Emerging Markets Bond Global Index	5.53	—	—	6.36
Lipper Emerging Markets Hard Currency Debt Funds Index	1.40	—	—	3.27

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of share classes will vary due to difference in expenses.

(1)  The JP Morgan Emerging Markets Bond Global ("EMBG") Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds and local market instruments for emerging market countries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Emerging Markets Hard Currency Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets)

in the Lipper Emerging Markets Hard Currency Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Emerging Markets Hard Currency Debt Funds classification.

(3)  Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would have been lower. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

(4)  Commenced operations on May 24, 2012.

(5)  Commenced offering on September 13, 2013.

(6)  For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Portfolio of Investments

Emerging Markets External Debt Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.9%)
Argentina (0.5%)
Sovereign (0.5%)
Republic of Argentina, 2.50%, 12/31/38 (a)(b)(c)	$165	$85
Brazil (6.7%)
Corporate Bonds (4.9%)
Banco Safra SA,
6.75%, 1/27/21	200	215
BRF SA,
4.75%, 5/22/24 (d)	200	195
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (d)	200	176
Odebrecht Offshore Drilling Finance Ltd.,
6.75%, 10/1/22 (d)	377	346
		932
Sovereign (1.8%)
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (d)	350	347
		1,279
Chile (5.1%)
Corporate Bonds (3.2%)
Colbun SA,
4.50%, 7/10/24 (d)	200	201
Corp. Nacional del Cobre de Chile,
4.88%, 11/4/44 (d)	200	204
Empresa Electrica Angamos SA,
4.88%, 5/25/29 (d)	200	197
		602
Sovereign (1.9%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	150	153
5.25%, 8/10/20	200	211
		364
		966
China (3.1%)
Sovereign (3.1%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	360	378
Sinopec Group Overseas Development 2014 Ltd.,
4.38%, 4/10/24	200	211
		589
Colombia (3.0%)
Corporate Bonds (1.3%)
Ecopetrol SA,
5.88%, 5/28/45	44	41
Pacific Rubiales Energy Corp.,
5.38%, 1/26/19 (d)	150	129
5.63%, 1/19/25 (d)	100	77
		247
	Face Amount (000)	Value (000)
Sovereign (1.7%)
Colombia Government International Bond,
11.75%, 2/25/20	$220	$313
		560
Croatia (2.7%)
Sovereign (2.7%)
Croatia Government International Bond,
5.50%, 4/4/23	200	208
6.00%, 1/26/24 (d)	280	303
		511
Dominican Republic (0.6%)
Sovereign (0.6%)
Dominican Republic International Bond,
7.45%, 4/30/44 (d)	100	110
El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
6.38%, 1/18/27 (d)	80	81
Ethiopia (1.1%)
Sovereign (1.1%)
Federal Democratic Republic of Ethiopia,
6.63%, 12/11/24 (d)	200	197
Honduras (1.2%)
Sovereign (1.2%)
Republic of Honduras,
8.75%, 12/16/20	200	222
Hungary (3.9%)
Sovereign (3.9%)
Hungary Government International Bond,
4.00%, 3/25/19	20	21
5.38%, 3/25/24	202	219
5.75%, 11/22/23	340	378
6.38%, 3/29/21	108	124
		742
Indonesia (9.2%)
Sovereign (9.2%)
Indonesia Government International Bond,
5.88%, 1/15/24 (d)	200	227
7.75%, 1/17/38	192	252
Majapahit Holding BV,
7.75%, 1/20/20	329	382
Pertamina Persero PT,
4.30%, 5/20/23	260	250
6.45%, 5/30/44 (d)	200	209
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	400	419
		1,739
Iraq (1.1%)
Sovereign (1.1%)
Republic of Iraq,
5.80%, 1/15/28	250	211

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Portfolio of Investments (cont'd)

Emerging Markets External Debt Portfolio

	Face Amount (000)	Value (000)
Ivory Coast (1.0%)
Sovereign (1.0%)
Ivory Coast Government International Bond, 5.38%, 7/23/24 (d)	$200	$192
Jamaica (1.1%)
Sovereign (1.1%)
Jamaica Government International Bond,
7.63%, 7/9/25	200	210
Kazakhstan (3.9%)
Sovereign (3.9%)
Kazakhstan Government International Bond,
3.88%, 10/14/24 (d)	200	188
KazMunayGas National Co., JSC,
6.00%, 11/7/44 (d)	200	170
6.38%, 4/9/21	375	381
		739
Kenya (1.1%)
Sovereign (1.1%)
Kenya Government International Bond,
6.88%, 6/24/24 (d)	200	210
Lithuania (1.5%)
Sovereign (1.5%)
Lithuania Government International Bond,
6.63%, 2/1/22	240	291
Mexico (13.2%)
Corporate Bonds (4.3%)
Alfa SAB de CV,
5.25%, 3/25/24	200	208
Cemex SAB de CV,
5.70%, 1/11/25 (d)	200	195
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (d)	200	204
Tenedora Nemak SA de CV,
5.50%, 2/28/23	200	205
		812
Sovereign (8.9%)
Mexico Government International Bond,
3.63%, 3/15/22	150	153
6.05%, 1/11/40	244	300
Petroleos Mexicanos,
3.50%, 1/30/23	150	144
4.88%, 1/24/22	458	481
6.50%, 6/2/41	190	219
6.63%, 6/15/35	330	383
		1,680
		2,492
Mozambique (1.0%)
Sovereign (1.0%)
EMATUM Via Mozambique EMATUM Finance 2020 BV,
6.31%, 9/11/20	200	196
	Face Amount (000)	Value (000)
Panama (2.3%)
Sovereign (2.3%)
Panama Government International Bond,
4.00%, 9/22/24	$200	$206
5.20%, 1/30/20	104	115
8.88%, 9/30/27	76	111
		432
Paraguay (1.1%)
Sovereign (1.1%)
Republic of Paraguay,
6.10%, 8/11/44 (d)	200	214
Peru (2.7%)
Corporate Bonds (2.3%)
Banco de Credito del Peru,
6.13%, 4/24/27 (d)(e)	212	225
Union Andina de Cementos SAA,
5.88%, 10/30/21 (d)	200	203
		428
Sovereign (0.4%)
Peruvian Government International Bond,
6.55%, 3/14/37	55	72
		500
Philippines (4.6%)
Sovereign (4.6%)
Philippine Government International Bond,
4.00%, 1/15/21	515	560
9.50%, 2/2/30	193	314
		874
Poland (2.3%)
Sovereign (2.3%)
Poland Government International Bond,
3.00%, 3/17/23	385	384
4.00%, 1/22/24	40	43
		427
Romania (0.8%)
Sovereign (0.8%)
Romanian Government International Bond,
4.38%, 8/22/23 (d)	76	80
6.75%, 2/7/22	50	61
		141
Russia (7.8%)
Sovereign (7.8%)
Russian Foreign Bond — Eurobond,
5.63%, 4/4/42	400	337
7.50%, 3/31/30	1,099	1,142
		1,479
South Africa (3.0%)
Corporate Bond (1.1%)
MTN Mauritius Investments Ltd.,
4.76%, 11/11/24 (d)	200	197

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Portfolio of Investments (cont'd)

Emerging Markets External Debt Portfolio

	Face Amount (000)	Value (000)
Sovereign (1.9%)
South Africa Government International Bond,
4.67%, 1/17/24	$130	$135
5.88%, 9/16/25	200	226
		361
		558
Turkey (5.3%)
Sovereign (5.3%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (d)	200	214
Turkey Government International Bond,
3.25%, 3/23/23	400	381
5.63%, 3/30/21	250	276
6.88%, 3/17/36	100	124
		995
Venezuela (6.6%)
Sovereign (6.6%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	1,756	650
8.50%, 11/2/17	358	206
9.00%, 11/17/21	240	106
Venezuela Government International Bond,
9.00%, 5/7/23	280	124
9.25%, 5/7/28	50	22
11.75%, 10/21/26	290	145
		1,253
Total Fixed Income Securities (Cost $19,239)		18,495
	Shares	Value (000)
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $120)	119,572	$120
Total Investments (98.5%) (Cost $19,359) (f)		18,615
Other Assets in Excess of Liabilities (1.5%)		276
Net Assets (100.0%)		$18,891

(a)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2014. Maturity date disclosed is the ultimate maturity date.

(b)  Issuer in bankruptcy.

(c)  Non-income producing security; bond in default.

(d)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2014.

(f)  Securities are available for collateral in connection with open futures contracts.

Futures Contract:

The Portfolio had the following futures contract open at December 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 5 yr. Note	17	$(2,022)	Mar-15	$1

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	82.1%
Corporate Bonds	17.3
Other*	0.6
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open short futures contract with an underlying face amount of approximately $2,022,000 with total unrealized appreciation of approximately $1,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Emerging Markets External Debt Portfolio

Statement of Assets and Liabilities	December 31, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $19,239)	$18,495
Investment in Security of Affiliated Issuer, at Value (Cost $120)	120
Total Investments in Securities, at Value (Cost $19,359)	18,615
Foreign Currency, at Value (Cost $1)	1
Interest Receivable	293
Receivable for Variation Margin on Futures Contracts	34
Receivable for Portfolio Shares Sold	5
Receivable from Affiliate	—	@
Other Assets	19
Total Assets	18,967
Liabilities:
Payable for Professional Fees	58
Payable for Advisory Fees	6
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Custodian Fees	2
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Other Liabilities	6
Total Liabilities	76
Net Assets	$18,891
Net Assets Consist Of:
Paid-in-Capital	$20,595
Accumulated Undistributed Net Investment Income	23
Accumulated Net Realized Loss	(984)
Unrealized Appreciation (Depreciation) on:
Investments	(744)
Futures Contracts	1
Foreign Currency Translations	(—	@)
Net Assets	$18,891
CLASS I:
Net Assets	$18,492
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	2,006,402
Net Asset Value, Offering and Redemption Price Per Share	$9.22
CLASS A:
Net Assets	$291
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	31,609
Net Asset Value, Redemption Price Per Share	$9.21
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.41
Maximum Offering Price Per Share	$9.62
CLASS L:
Net Assets	$98
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,691
Net Asset Value, Offering and Redemption Price Per Share	$9.22
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,036
Net Asset Value, Offering and Redemption Price Per Share	$9.22

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Emerging Markets External Debt Portfolio

Statement of Operations	Year Ended December 31, 2014 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$1,223
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	1,223
Expenses:
Advisory Fees (Note B)	151
Professional Fees	117
Registration Fees	37
Shareholder Reporting Fees	18
Administration Fees (Note C)	16
Custodian Fees (Note F)	14
Pricing Fees	12
Transfer Agency Fees (Note E)	1
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class IS (Note E)	2
Directors' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	1
Sub Transfer Agency Fees	— @
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Other Expenses	14
Total Expenses	392
Waiver of Advisory Fees (Note B)	(151)
Expenses Reimbursed by Adviser (Note B)	(65)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	170
Net Investment Income	1,053
Realized Loss:
Investments Sold	(336)
Foreign Currency Forward Exchange Contracts	(4)
Foreign Currency Transactions	(1)
Futures Contracts	(33)
Net Realized Loss	(374)
Change in Unrealized Appreciation (Depreciation):
Investments	23
Foreign Currency Translations	(— @)
Futures Contracts	(8)
Net Change in Unrealized Appreciation (Depreciation)	15
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(359)
Net Increase in Net Assets Resulting from Operations	$694

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Emerging Markets External Debt Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2014 (000)	Year Ended December 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,053	$1,115
Net Realized Loss	(374)	(314)
Net Change in Unrealized Appreciation (Depreciation)	15	(2,871)
Net Increase (Decrease) in Net Assets Resulting from Operations	694	(2,070)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,013)	(1,072)
Net Realized Gain	—	(471)
Class A*:
Net Investment Income	(13)	(8)
Net Realized Gain	—	(4)
Class H*:
Net Investment Income	—	(5	)**
Net Realized Gain	—	(1	)**
Class L:
Net Investment Income	(5)	(5)
Net Realized Gain	—	(2)
Class IS:
Net Investment Income	(1)	(—	@)***
Net Realized Gain	—	(—	@)***
Total Distributions	(1,032)	(1,568)
Capital Share Transactions:(1)
Class I:
Subscribed	241	1,038
Distributions Reinvested	30	79
Redeemed	(852)	(754)
Class A*:
Subscribed	181	—
Distributions Reinvested	3	—	@
Conversion from Class H	—	104
Redeemed	(80)	(—	@)
Class H*:
Subscribed	—	250	**
Distributions Reinvested	—	3	**
Conversion to Class A	—	(104	)**
Redeemed	—	(229	)**
Class L:
Subscribed	—	7
Distributions Reinvested	— @	—	@
Class IS:
Subscribed	—	10	***
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(477)	404
Redemption Fees	—	—	@
Total Decrease in Net Assets	(815)	(3,234)
Net Assets:
Beginning of Period	19,706	22,940
End of Period (Including Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $23 and $(2), respectively.)	$18,891	$19,706

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Emerging Markets External Debt Portfolio

Statements of Changes in Net Assets (cont'd)	Year Ended December 31, 2014 (000)		Year Ended December 31, 2013 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	25		97
Shares Issued on Distributions Reinvested	3		8
Shares Redeemed	(86)		(75)
Net Increase (Decrease) in Class I Shares Outstanding	(58)		30
Class A*:
Shares Subscribed	19		—
Shares Issued on Distributions Reinvested	—	@@	—	@@
Conversion from Class H	—		11
Shares Redeemed	(8)		(—	@@)
Net Increase in Class A Shares Outstanding	11		11
Class H*:
Shares Subscribed	—		23	**
Shares Issued on Distributions Reinvested	—		—	@@**
Conversion to Class A	—		(11	)**
Shares Redeemed	—		(23	)**
Net Decrease in Class H Shares Outstanding	—		(11)
Class L:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	—	@@
Net Increase in Class L Shares Outstanding	—	@@	1
Class IS:
Shares Subscribed	—		1	***

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

**  For the period January 1, 2013 through September 6, 2013.

***  For the period September 13, 2013 through December 31, 2013.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Financial Highlights

Emerging Markets External Debt Portfolio

	Class I
	Year Ended December 31,		Period from May 24, 2012^ to
Selected Per Share Data and Ratios	2014	2013	December 31, 2012
Net Asset Value, Beginning of Period	$9.40	$11.11	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.51	0.53	0.30
Net Realized and Unrealized Gain (Loss)	(0.19)	(1.50)	1.18
Total from Investment Operations	0.32	(0.97)	1.48
Distributions from and/or in Excess of:
Net Investment Income	(0.50)	(0.48)	(0.30)
Net Realized Gain	—	(0.26)	(0.07)
Total Distributions	(0.50)	(0.74)	(0.37)
Redemption Fees	—	0.00 ‡	—
Net Asset Value, End of Period	$9.22	$9.40	$11.11
Total Return++	3.38%	(8.79)%	14.83	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,492	$19,400	$22,597
Ratio of Expenses to Average Net Assets (1)	0.83%+	0.84%+	0.84	%+*
Ratio of Net Investment Income to Average Net Assets (1)	5.23%+	5.14%+	4.63	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	95%	94%	29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.91%	2.15%	2.02	%*
Net Investment Income to Average Net Assets	4.15%	3.83%	3.45	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Financial Highlights

Emerging Markets External Debt Portfolio

	Class A@
	Year Ended December 31,			Period from May 24, 2012^ to
Selected Per Share Data and Ratios	2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$9.40	$11.11		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.47	0.49		0.29
Net Realized and Unrealized Gain (Loss)	(0.19)	(1.49)		1.17
Total from Investment Operations	0.28	(1.00)		1.46
Distributions from and/or in Excess of:
Net Investment Income	(0.47)	(0.45)		(0.28)
Net Realized Gain	—	(0.26)		(0.07)
Total Distributions	(0.47)	(0.71)		(0.35)
Redemption Fees	—	0.00	‡	—
Net Asset Value, End of Period	$9.21	$9.40		$11.11
Total Return++	2.90%	(9.05)%		14.66	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$291	$196		$111
Ratio of Expenses to Average Net Assets (1)	1.20%+	1.14	%+^^	1.09	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.88%+	4.88	%+	4.38	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%§	0.00	%§	0.01	%*
Portfolio Turnover Rate	95%	94%		29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.85%	2.76%		2.27	%*
Net Investment Income to Average Net Assets	3.23%	3.26%		3.20	%*

@  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.10% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Financial Highlights

Emerging Markets External Debt Portfolio

	Class L
	Year Ended December 31,			Period from May 24, 2012^ to
Selected Per Share Data and Ratios	2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$9.39	$11.11		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.45	0.47		0.25
Net Realized and Unrealized Gain (Loss)	(0.18)	(1.51)		1.18
Total from Investment Operations	0.27	(1.04)		1.43
Distributions from and/or in Excess of:
Net Investment Income	(0.44)	(0.42)		(0.25)
Net Realized Gain	—	(0.26)		(0.07)
Total Distributions	(0.44)	(0.68)		(0.32)
Redemption Fees	—	0.00	‡	—
Net Asset Value, End of Period	$9.22	$9.39		$11.11
Total Return++	2.85%	(9.41)%		14.33	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$98	$100		$111
Ratio of Expenses to Average Net Assets (1)	1.45%+	1.41	%+^^	1.59	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.62%+	4.57	%+	3.88	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%§	0.00	%§	0.01	%*
Portfolio Turnover Rate	95%	94%		29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.10%	3.07%		2.77	%*
Net Investment Income to Average Net Assets	1.97%	2.91%		2.70	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.35% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Financial Highlights

Emerging Markets External Debt Portfolio

	Class IS
Selected Per Share Data and Ratios	Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$9.40	$9.65
Income (Loss) from Investment Operations:
Net Investment Income†	0.51	0.15
Net Realized and Unrealized Gain (Loss)	(0.19)	0.04
Total from Investment Operations	0.32	0.19
Distributions from and/or in Excess of:
Net Investment Income	(0.50)	(0.24)
Net Realized Gain	—	(0.20)
Total Distributions	(0.50)	(0.44)
Redemption Fees	—	0.00	‡
Net Asset Value, End of Period	$9.22	$9.40
Total Return++	3.39%	1.92	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$10	$10
Ratio of Expenses to Average Net Assets (1)	0.82%+	0.81	%+^^*
Ratio of Net Investment Income to Average Net Assets (1)	5.25%+	5.36	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%§	0.01	%*
Portfolio Turnover Rate	95%	94	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	21.21%	7.70	%*
Net Investment Loss to Average Net Assets	(15.14)%	(1.53	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets External Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and corporate issuers in emerging market countries. The securities in which the Portfolio may invest will primarily be denominated in U.S. dollars. The Portfolio may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. The Portfolio offers four classes of shares — Class I, Class A, Class L and Class IS.

On September 16, 2013, the Portfolio commenced offering Class IS shares. Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Notes to Financial Statements (cont'd)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the ap-

propriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of December 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$3,218	$—	$3,218
Sovereign	—	15,277	—	15,277
Total Fixed Income Securities	—	18,495	—	18,495
Short-Term Investment
Investment Company	120	—	—	120
Futures Contract	1	—	—	1
Total Assets	$121	$18,495	$—	$18,616

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2014, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Notes to Financial Statements (cont'd)

from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such mar-

kets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Notes to Financial Statements (cont'd)

a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

As of December 31, 2014, the Portfolio did not have any open foreign currency forward exchange contracts.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of December 31, 2014.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	$1	(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2014 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(4)
Interest Rate Risk	Futures Contracts	(33)
Total		$(37)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(8)

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Notes to Financial Statements (cont'd)

For the year ended December 31, 2014, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$43,000
Futures Contracts:
Average monthly original value	$1,620,000

5.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the year ended December 31, 2014, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.45% for Class L shares and 0.82% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2014, approximately $151,000 of advisory fees were waived and approximately $70,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Notes to Financial Statements (cont'd)

and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $19,214,000 and $18,257,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2014.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the year ended December 31, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the year ended December 31, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value December 31, 2014 (000)
$1,497	$10,020	$11,397	$—	@	$120

@ Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 Income Taxes — Overall sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended December 31, 2014, remains subject to examination by taxing authorities.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,031	$—	$1,545	$22

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, gains (losses) on paydowns and tax adjustments on debt securities sold by the Portfolio, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$4	$(4)	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$25	$—

At December 31, 2014, the aggregate cost for Federal income tax purposes is approximately $19,430,000. The aggregate gross unrealized appreciation is approximately $541,000 and the aggregate gross unrealized depreciation is approximately $1,356,000 resulting in net unrealized depreciation of approximately $815,000.

At December 31, 2014, the Portfolio had available unused short-term capital losses of approximately $339,000 and long-term capital losses of approximately $569,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Morgan Stanley Institutional Fund, Inc. —
Emerging Markets External Debt Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets External Debt Portfolio (one of the portfolios constituting Morgan Stanley Institutional Fund, Inc.) (the "Portfolio") as of December 31, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerging Markets External Debt Portfolio (one of the portfolios constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2014, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 26, 2015

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Independent Director	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Independent Director***
Frank L. Bowman (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

96

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the U.S. Naval Submarine League; Director of the American Shipbuilding Suppliers Association; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the Charity, J Street Cup Golf Charity; Trustee of Fairhaven United Methodist Church.

Michael Bozic (74) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 1994

Private investor and a member of the advisory board of American Road Group LLC (retail) (since June 2000); Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of various Morgan Stanley Funds (since April 1994); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.

				98	Trustee and member of the Hillsdale College Board of Trustees.
Kathleen A. Dennis (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	96	Director of various nonprofit organizations.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Director and Officer Information (unaudited) (cont'd)

Independent Directors: (cont'd)

Name, Age and Address of Independent Director	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Independent Director***
Nancy C. Everett (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since January 2015	Owner, OBIR, LLC (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	96

Member of Virginia Commonwealth University Board of Visitors; Member of Virginia Commonwealth University School of Business Foundation; formerly, Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Jakki L. Haussler (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); and formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	96

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Member, University of Cincinnati Foundation Investment Committee; formerly, Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Dr. Manuel H. Johnson (66) c/o Johnson Smick International, Inc. 220 I Street, N.E. — Suite 200 Washington, D.C. 20002	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	98	Director of NVR, Inc. (home construction).

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Director and Officer Information (unaudited) (cont'd)

Independent Directors: (cont'd)

Name, Age and Address of Independent Director	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Independent Director***
Joseph J. Kearns (72) c/o Kearns & Associates LLC 23823 Malibu Road S-50-440 Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	99	Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.
Michael F. Klein (56) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004); and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				96	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (78) 522 Fifth Avenue New York, NY 10036	Chairperson of the Board and Director	Chairperson of the Boards since July 2006 and Director since July 1991	Chairperson of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006), General Partner, TriumphCapital, L.P. (private investment partnership) (1988-2013).	98	None.
W. Allen Reed (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	96	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (82) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	99	Through December 31, 2012, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-December 2012).

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Director and Officer Information (unaudited) (cont'd)

Interested Director:

Name, Age and Address of Interested Director	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director**	Other Directorships Held by Interested Director***
James F. Higgins (67) One New York Plaza, New York, NY 10004	Director	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	97

Formerly, Director of AXA Financial, Inc. and AXA Equitable Life Insurance Company (2002-2011) and Director of AXA MONY Life Insurance Company and AXA MONY Life Insurance Company of America (2004-2011).

*  This is the earliest date the Director began serving the Morgan Stanley Funds. Each Director serves an indefinite term, until his or her successor is elected.

**  The Fund Complex includes (as of December 31, 2014) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

***  This includes any directorships at public companies and registered investment companies held by the Director at any time during the past five years.

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (51) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex, Managing Director of the Adviser; Head of Product (since 2006) and Global Portfolio Analysis and Reporting (since 2012); for MSIM's Long Only business.

Stefanie V. Chang Yu (48) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 1997

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014); formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

Joseph C. Benedetti (49) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since January 2014); formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

Francis J. Smith (49) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (47) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

*  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is chosen and qualifies.

Morgan Stanley Institutional Fund, Inc.

Annual Report — December 31, 2014

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMEDANN
1112691 Exp. 02.29.16

MORGAN STANLEY INSTITUTIONAL FUND, INC.
EMERGING MARKETS EXTERNAL DEBT PORTFOLIO
PART B

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (the “SAI”) relates to the shares of common stock (“shares”) of the Emerging Markets External Debt Portfolio (the “Acquiring Fund”), a series of Morgan Stanley Institutional Fund, Inc. (the “Company”), to be issued pursuant to an Agreement and Plan of Reorganization, dated February 26, 2015, between the Company, on behalf of the Acquiring Fund, and the Company, on behalf of the Emerging Markets Domestic Debt Portfolio (the “Acquired Fund”), in connection with the acquisition by the Acquiring Fund of substantially all of the assets and the liabilities of the Acquired Fund (the “Reorganization”).

Upon consummation of the Reorganization, it is anticipated that the Acquiring Fund will change its name to the Emerging Markets Fixed Income Opportunities Portfolio and its investment policy and strategy will change to include the investment strategy of the Acquired Fund and to encompass investing across the broad emerging markets debt universe (including external, domestic and corporate emerging market debt securities).

This SAI does not constitute a prospectus.  This SAI does not include all information that a stockholder should consider before voting on the proposals contained in the Proxy Statement and Prospectus, and, therefore, should be read in conjunction with the related Proxy Statement and Prospectus, dated [   ], 2015.  A copy of the Proxy Statement and Prospectus may be obtained upon request and without charge by calling (800) 548-7786 (toll-free).  Please retain this document for future reference.

The date of this SAI is [   ], 2015.

Page
Introduction	B-2
Additional Information About the Acquiring Fund	B-2
Financial Statements	B-3

INTRODUCTION

This SAI is intended to supplement the information provided in the Proxy Statement and Prospectus dated [  ], 2015 (the “Proxy Statement and Prospectus”).  The Proxy Statement and Prospectus has been sent to the Acquired Fund’s Stockholders in connection with the solicitation of proxies by the Board of Directors of the Company, on behalf of the Acquired Fund, to be voted at the Special Meetings of Stockholders of the Acquired Fund to be held on July 15, 2015.  The Company’s Statement of Additional Information, dated April [ ], 2015, as it may be amended and supplemented from time to time (the “Company’s Statement of Additional Information”) accompanies and is incorporated by reference in this SAI.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

Fund History

For additional information about the Acquiring Fund’s history, see “General Information—Fund History” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

Investment Objectives and Policies

For additional information about the Acquiring Fund’s investment objectives and policies, see “Investment Policies and Strategies” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

Fund Holdings

For additional information about the Acquiring Fund’s policies and procedures with respect to the disclosure of its portfolio securities to any person, see “Disclosure of Fund Holdings” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

Management

For additional information about the Board of Directors, officers and management personnel of the Acquiring Fund, see “Management of the Fund” and “Investment Advisory and Other Services” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

Investment Advisory and Other Services

For additional information about the Acquiring Fund’s investment adviser, the Acquiring Fund’s independent registered public accounting firm and other services provided to the Acquiring Fund, see “Investment Advisory and Other Services” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

Codes of Ethics

For additional information about the Codes of Ethics adopted by the Acquiring Fund, the Acquiring Fund’s investment adviser and the Acquiring Fund’s distributor, see “Management of the Fund—Code of Ethics” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

Proxy Voting Policies

For additional information about the voting of proxies held by the Acquiring Fund, see “Investment Advisory and Other Services—Proxy Voting Policy and Proxy Voting Record” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

Fund Managers

For additional information about the portfolio managers primarily responsible for the day-to-day management of the Acquiring Fund, their compensation structure and their holdings in the Acquiring Fund, see “Investment Advisory and Other Services—Portfolio Managers” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

Fund Transactions and Brokerage

For additional information about brokerage allocation practices, see “Brokerage Practices” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

Description of Fund Shares

For additional information about the voting rights and other characteristics of the shares of the Acquiring Fund, see “General Information—Description of Shares and Voting Rights” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

Purchase, Redemption and Pricing of Shares

For additional information about the purchase and redemption of the Acquiring Fund’s shares and the determination of net asset value (“NAV”), see “Purchase and Redemption of Shares” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

Dividends, Distributions and Tax Status

For additional information about the Acquiring Fund’s policies regarding dividends and distributions and tax matters affecting the Acquiring Fund and its Stockholders, see “General Information—Dividends and Capital Gains Distributions” and “Taxes” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

Distribution of Shares

For additional information about the Acquiring Fund’s distributor and the distribution agreement between the Acquiring Fund and its distributor, see “Investment Advisory and Other Services” and “Distribution and Shareholder Services Plans” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

Performance Data

For additional information about the Acquiring Fund’s performance, see “Performance Information” in the Company’s Statement of Additional Information relating to the Acquiring Fund.

FINANCIAL STATEMENTS

1.              The most recent audited financial statements of the Acquiring Fund and Acquired Fund, each for the fiscal year ended December 31, 2014, have been audited by Ernst & Young LLP, an independent registered public accounting firm.  Ernst & Young LLP’s reports, along with the Funds’ audited financial statements, are included in each respective Fund’s Annual Report to Stockholders for the fiscal year ended December 31, 2014, each of which accompanies this SAI and is incorporated herein by reference.  In addition, a copy of the Acquiring Fund’s Annual Report for the fiscal year ended December 31, 2014 accompany the Proxy Statement and Prospectus.

2.             Shown below are Financial Statements for the Acquired Fund and Acquiring Fund and Pro Forma Financial Statements for the Combined Fund as of December 31, 2014, as though the Reorganization occurred as of that date.  These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of December 31, 2014, the unaudited pro forma condensed Statement of Operations for the twelve-month period ended December 31, 2014 and the unaudited pro forma condensed Portfolio of Investments as of December 31, 2014.  These statements have been derived from the books and records utilized in calculating the daily NAVs for each Fund.

The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in the Statement of Additional Information of which the pro forma combined financial statements form a part. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Following the Reorganization, MSIF External Debt will be the accounting survivor.

MSIF External Debt has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the Reorganization, MSIF External Debt intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the International Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes, if it is in the best interests of its shareholders.

Pro-Forma Combined Condensed Statements of Assets and Liabilities

As of  December 31, 2014 (Unaudited)

	MSIF Emerging Markets Domestic Debt (000)		MSIF Emerging Markets External Debt (000)		Adjustments (000)	MSIF Emerging Markets Fixed Income Opportunities Pro-Forma (000)

Assets:
Investments in Securities of Unaffiliated Issuers, at value (Cost $34,229)	$13,239		$18,495		$—	$31,734
Investments in Security of Affiliated Issuer, at value (Cost $152)	32		120		—	152
Total investments in Securities, at value (Cost $34,381)	13,271		18,615		—	31,886

Foreign Currency, at Value (Cost $9)	8		1		—	9

Interest Receivable	386		293		—	679
Receivable for Variation Margin on Futures Contracts	16		34		—	50

Tax Reclaim Receivable	45		—		—	45

Due from Adviser	19		—		—	19
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	11		—		—	11

Receivable for Portfolio Shares Sold	—	@	5		—	5

Receivable from Affiliate	—	@	—	@	—	—	@

Other assets	30		19		—	49

Total Assets	13,786		18,967		—	32,753

Liabilities:

Payable for Professional Fees	50		58		—	108

Payable for Portfolio Shares Redeemed	11		—		—	11
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	8		—		—	8
Payable for Directors’ Fees and Expenses	7		—		—	7

Payable for Advisory Fees	—		6		—	6

Payable for Custodian Fees	4	2		—		6

Payable for Administration Fees	1	1		—		2
Payable for Transfer Agency Fees — Class I	1	1		—		2
Payable for Transfer Agency Fees — Class A	1	1		—		2
Payable for Transfer Agency Fees — Class L	1	1		—		2
Payable for Sub Transfer Agency Fees — Class I	1	—	@	—		1
Payable for Sub Transfer Agency Fees — Class A	1	—	@	—		1
Payable for Sub Transfer Agency Fees — Class L	1	—		—		1
Payable for Shareholder Services Fees — Class A	— @	—	@	—		— @
Payable for Distribution and Shareholder Services Fees — Class L	— @	—	@	—		— @

Other Liabilities	9	6		—		15

Total Liabilities	96	76		—		172
Net Assets	$13,690	$18,891		$—		$32,581

Net Assets Consist of:
Paid-in-Capital	$20,403	$20,595		$—		$40,998
Accumulated Undistributed Net Investment Income (Loss)	(1,753)	23		—		(1,730)

Accumulated Net Realized Loss	(3,187)	(984)		—		(4,171)
Unrealized Appreciation (Depreciation) on:

Investments	(1,751)	(744)		—		(2,495)
Foreign Currency Forward Exchange Contracts	3	—		—		3

Futures Contracts	—	1		—		1

Foreign Currency Translations	(25)	(—	@)	—		(25)
Net Assets	$13,690	$18,891		$—		$32,581

CLASS I:
Net Assets	$11,195	$18,492		$—		$29,687

Shares Outstanding (not in 000’s)	1,117,824	2,006,402		96,384	(a)	3,220,610
Net Asset Value, Offering and Redemption Price Per Share	$10.01	$9.22		$—		$9.22

CLASS A:
Net Assets	$1,473	$291	$—		$1,764

Shares Outstanding (not in 000’s)	143,579	31,609	16,356	(a)	191,544
Net Asset Value, Redemption Price Per Share	$10.26	$9.21	$—		$9.21

Maximum Sales Load	4.25%	4.25%	—		4.25%
Maximum Sales Charge	$0.46	$0.41	$—		$0.41
Maximum Offering Price Per Share	$10.72	$9.62	$—		$9.62

CLASS L:
Net Assets	$1,013	$98	$—		$1,111

Shares Outstanding (not in 000’s)	101,166	10,691	8,704	(a)	120,561
Net Asset Value, Offering and Redemption Price Per Share	$10.02	$9.22	$—		$9.22

CLASS IS:
Net Assets	$9	$10	$—		$19

Shares Outstanding (not in 000’s)	907	1,036	118	(a)	2,061
Net Asset Value, Offering and Redemption Price Per Share	$10.02	$9.22	$—		$9.22

@ Amount is less than $500.

(a) — Adjustment to the shares outstanding due to the Reorganization.

PRO-FORMA COMBINING CONDENSED STATEMENTS OF OPERATIONS

FOR THE TWELVE-MONTH PERIOD ENDED December 31,2014 (Unaudited)

	MSIF Emerging Markets Domestic Debt (000)		MSIF Emerging Markets External Debt (000)		Adjustments (000)		MSIF Emerging Markets Fixed Income Opportunities Pro-Forma (000)

Investment Income:
Interest from Securities of Unaffiliated Issuers	$1,305		$1,223		$—		$2,528
Dividends from Securities of Unaffiliated Issuers	3		—		—		3
Dividends from Security of Affiliate Issuer	—	@	—	@	—		—	@
Income from Securities Loaned — Net	—	@	—		—		—	@
Total Investment Income	1,308		1,223		—		2,531

Expenses:

Advisory fees	153		151		—		304

Professional Fees	128		117		(128	)(a)	117

Registration Fees	31		37		(31	)(b)	37

Custodian Fees	33		14		(24	)(c)	23

Shareholder Reporting Fees	22		18		(22	)(d)	18

Administration Fees	16		16		—		32

Pricing Fees	6		12		—		18
Shareholder Services Fees — Class A	7		1		—		8
Distribution and Shareholder Services Fees — Class L	9		1		—		10

Transfer Agency Fees	1		1		(2	)(e)	—
Transfer Agency Fees — Class I	3		2		(1	)(f)	4

Transfer Agency Fees — Class A	2	2	(1	)(f)	3
Transfer Agency Fees — Class L	2	2	(1	)(f)	3
Transfer Agency Fees — Class IS	2	2	(1	)(f)	3
Directors’ Fees and Expenses	2	2	(1	)(f)	3

Sub Transfer Agency Fees	3	— @	(3	)(e)	—
Sub Transfer Agency Fees — Class I	1	— @	—		1
Sub Transfer Agency Fees — Class A	2	— @	—		2
Sub Transfer Agency Fees — Class L	1	—	—		1

Other	17	14	(17	)(g)	14

Total Expenses	441	392	(232)		601

Waiver of Advisory Fees	(153)	(151)	68	(h)	(236)
Expenses Reimbursed by Adviser	(87)	(65)	152	(i)	—
Reimbursement of Class Specific Expenses — Class I	(4)	—	4	(j)	—
Reimbursement of Class Specific Expenses — Class A	(1)	(1)	1	(j)	(1)
Reimbursement of Class Specific Expenses — Class L	(1)	(2)	2	(j)	(1)
Reimbursement of Class Specific Expenses — Class IS	(2)	(2)	1	(j)	(3)
Rebate from Morgan Stanley Affiliate	(1)	(1)	—		(2)

Net Expenses	192	170	(4)		358

Net Investment Income	1,116	1,053	4		2,173

Realized Gain (Loss):

Investments Sold	(3,286)	(336)	—		(3,622)
Foreign Currency Forward Exchange Contracts	(13)	(4)	—		(17)
Foreign Currency Transactions	(110)	(1)	—		(111)

Futures Contracts	28	(33)	—		(5)

Net Realized Loss	(3,381)	(374)	—		(3,755)

Change in Unrealized Appreciation (Depreciation):

Investments	1,117	23	—	1,140
Foreign Currency Forward Exchange Contracts	19	—	—	19
Foreign Currency Translations	(12)	(— @)	—	(12)

Futures Contracts	(122)	(8)	—	(130)
Net Change in Unrealized Appreciation (Depreciation)	1,002	15	—	1,017
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(2,379)	(359)	—	(2,738)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,263)	$694	$4	$(565)

Notes to Pro-Forma Combining Financial Statements

@ Amount is less than $500.

(a) Reflects the elimination of MSIF Emerging Markets Domestic Debt’s Audit and Legal fees.

(b) Reflects the elimination of MSIF Emerging Markets Domestic Debt’s Registration fees.

(c) Reflects the elimination of MSIF Emerging Markets Domestic Debt’s transaction based fees.

(d) Reflects the elimination of MSIF Emerging Markets Domestic Debt’s printing cost.

(e) Reflects the elimination of composite level fees.

(f) Reflects the reduction of fees due to the Reorganization.

(g) Reflects the elimination of miscellaneous fees for MSIF Emerging Markets Domestic Debt.

(h) Reflects the amount of waived Advisory fees.

(i) Reflects the elimination of reimbursed expenses for MSIF Emerging Markets Domestic Debt.

(j) Reflects a waiver of class specific expenses due to the Reorganization.

Portfolio of Investments as of December 31, 2014 (unaudited)

	MSIF Emerging Markets Domestic Debt		MSIF Emerging Markets External Debt		MSIF Emerging Markets Fixed Income Opportunities Pro-Forma	MSIF Emerging Markets Domestic Debt	MSIF Emerging Markets External Debt	MSIF Emerging Markets Fixed Income Opportunities Pro-Forma
	Face Amount (000)		Face Amount (000)		Face Amount (000)	Value (000)	Value (000)	Value (000)
Fixed Income Securities (97.4%)
Argentina (0.3%)
Sovereign (0.3%)
Republic of Argentina,
2.50%, 12/31/38 (a)(b)(c)	—		$165	$165		—	$85	$85

Brazil (8.2%)
Corporate Bonds (2.9%)
Banco Safra SA,
6.75%, 1/27/21	—		200		200	—	215	215
BRF SA
4.75%, 5/22/24 (d)	—		200		200	—	195	195
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (d)	—		200		200	—	176	176
Odebrecht Offshore Drilling Finance Ltd.,
6.75%, 10/1/22 (d)	—		377		377	—	346	346
							932	932
Sovereign (5.3%)
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (d)	—		350		350	—	347	347
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/17 - 1/1/25	BRL	4,316	—	BRL	4,316	$1,395	—	1,395
						1,395	347	1,742
						1,395	1,279	2,674

Chile (3.0%)
Corporate Bonds (1.9%)
Colbun SA,
4.50%, 7/10/24 (d)	—		200	$200		—	201	201
Corp. Nacional del Cobre de Chile,
4.88%, 11/4/44 (d)	—		200		200	—	204	204
Empresa Electrica Angamos SA,
4.88%, 5/25/29 (d)	—		200		200	—	197	197
							602	602
Sovereign (1.1%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	—		150		150	—	153	153
5.25%, 8/10/20	—		200		200	—	211	211
							364	364
							966	966
China (1.8%)
Sovereign (1.8%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	—		360		360	—	378	378
Sinopec Group Overseas Development 2014 Ltd.,
4.38%, 4/10/24	—		200		200	—	211	211
							589	589
Colombia (4.1%)
Corporate Bonds (0.7%)
Ecopetrol SA,
5.88%, 5/28/45	—		44		44	—	41	41
Pacific Rubiales Energy Corp.,
5.38%, 1/26/19 (d)	—		150		150	—	129	129
5.63%, 1/19/25 (d)	—		100		100	—	77	77
							247	247
Sovereign (3.4%)
Colombia Government International Bond,
4.38%, 3/21/23	COP	684,000	—	COP	684,000	254	—	254
9.85%, 6/28/27	552,000		—		552,000	292	—	292
12.00%, 10/22/15	300,000		—		300,000	133	—	133

11.75%, 2/25/20	—		220	$220		—	313	313
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (d)	255,000		—	COP	255,000	109	—	109
						788	313	1,101
						788	560	1,348
Croatia (1.6%)
Sovereign (1.6%)
Croatia Government International Bond,
5.50%, 4/4/23	—		200	$200		—	208	208
6.00%, 1/26/24 (d)	—		280	280		—	303	303
							511	511
Domincan Republic (0.3%)
Sovereign (0.3%)
Dominican Republic International Bond,
7.45%, 4/30/44 (d)	—		100	100		—	110	110

El Salvador (0.2%)
Sovereign (0.2%)
El Salvador Government International Bond,
6.38%, 1/18/27 (d)	—		80	80		—	81	81

Ethiopia (0.6%)
Sovereign (0.6%)
Federal Democratic Republic of Ethiopia,
6.63%, 12/11/24 (d)	—		200	200		—	197	197

Honduras (0.7%)
Sovereign (0.7%)
Republic of Honduras,
8.75%, 12/16/20	—		200	200		—	222	222

Hungary (4.8%)
Sovereign (4.8%)
Hungary Government Bond,
5.50%, 6/24/25	HUF	47,500	—	HUF	47,500	210	—	210
6.00%, 11/24/23	111,030		—	111,030		505	—	505
Hungary Government International Bond,

4.00%, 3/25/19	—		20		$20	—	21	21
5.38%, 2/21/23	102		—	HUF	102	110	—	110
5.38%, 3/25/24	—		202		$202	—	219	219
5.75%, 11/22/23	—		340	340		—	378	378
6.38%, 3/29/21	—		108	108		—	124	124
						825	742	1,567
Indonesia (8.9%)
Sovereign (8.9%)
Barclays Bank PLC, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/19/18 (d)	IDR	8,000,000	—	IDR	8,000,000	670	—	670
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20 (d)(e)	5,300,000		—	5,300,000		491	—	491
Indonesia Government International Bond,
5.88%, 1/15/24 (d)	—		200		$200	—	227	227
7.75%, 1/17/38	—		192	192		—	252	252
Majapahit Holding BV,
7.75%, 1/20/20	—		329	329		—	382	382
Pertamina Persero PT,
4.30%, 5/20/23	—		260	260		—	250	250
6.45%, 5/30/44 (d)	—		200	200		—	209	209
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	—		400	400		—	419	419
						1,161	1,739	2,900
Iraq (0.6%)
Sovereign (0.6%)
Republic of Iraq,
5.80%, 1/15/28	—		250	250		—	211	211

Ivory Coast (0.6%)
Sovereign (0.6%)
Ivory Coast Government International Bond,

5.38%, 7/23/24 (d)	—		200		200	—	192	192

Jamaica (0.6%)
Sovereign (0.6%)
Jamaica Government International Bond,
7.63%, 7/9/25	—		200		200	—	210	210

Kazakhstan (2.3%)
Sovereign (2.3%)
Kazakhstan Government International Bond,
3.88%, 10/14/24 (d)	—		200		200	—	188	188
KazMunayGas National Co., JSC,
6.00%, 11/7/44 (d)	—		200		200	—	170	170
6.38%, 4/9/21	—		375		375	—	381	381
							739	739
Kenya (0.6%)
Sovereign (0.6%)
Kenya Government International Bond,
6.88%, 6/24/24 (d)	—		200		200	—	210	210

Lithuania (0.9%)
Sovereign (0.9%)
Lithuania Government International Bond,
6.63%, 2/1/22	—		240		240	—	291	291

Malaysia (3.5%)
Sovereign (3.5%)
Malaysia Government Bond,
3.17%, 7/15/16	MYR	2,000	—	MYR	2,000	569	—	569
3.81%, 2/15/17	1,947		—		1,947	559	—	559
						1,128		1,128
Mexico (11.9%)
Corporate Bonds (2.5%)
Alfa SAB de CV,
5.25%, 3/25/24	—		200	$200		—	208	208
Cemex SAB de CV,
5.70%, 1/11/25 (d)	—		200		200	—	195	195
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (d)	—		200		200	—	204	204

Tenedora Nemak SA de CV,
5.50%, 2/28/23	—		200	200		—	205	205
							812	812
Sovereign (9.4%)
Mexican Bonos,
8.50%, 11/18/38	MXN	1,335	—	MXN	1,335	112	—	112
Mexico Government International Bond,
3.63%, 3/15/22	—		150	$150		—	153	153
6.05%, 1/11/40	—		244	244		—	300	300
Petroleos Mexicanos,
3.50%, 1/30/23	—		150	150		—	144	144
4.88%, 1/24/22	—		458	458		—	481	481
6.50%, 6/2/41	—		190	190		—	219	219
6.63%, 6/15/35	—		330	330		—	383	383
7.65%, 11/24/21 (Units) (d)(f)	17,570		—	MXN	17,570	1,274	—	1,274
						1,386	1,680	3,066
						1,386	2,492	3,878
Mozambique (0.6%)
Sovereign (0.6%)
EMATUM Via Mozambique EMATUM Finance 2020 BV,
6.31%, 9/11/20	—		200	$200		—	196	196

Panama (1.3%)
Sovereign (1.3%)
Panama Government International Bond,
4.00%, 9/22/24	—		200	200		—	206	206
5.20%, 1/30/20	—		104	104		—	115	115
8.88%, 9/30/27	—		76	76		—	111	111
							432	432
Paraguay (0.7%)
Sovereign (0.7%)
Republic of Paraguay,
6.10%, 8/11/44 (d)	—		200	200		—	214	214

Peru (2.3%)
Corporate Bonds (1.3%)
Banco de Credito del Peru,
6.13%, 4/24/27 (d)(e)	—		212	212		—	225	225
Union Andina de Cementos SAA,
5.88%, 10/30/21 (d)	—		200	200		—	203	203
							428	428
Sovereign (1.0%)
Peru Government Bond (Units),
8.60%, 8/12/17 (f)	PEN	352	—	PEN	352	132	—	132
Peruvian Government International Bond,
5.70%, 8/12/24 (Units) (d)(f)	290		—	290		97	—	97
6.55%, 3/14/37	—		55	$55		—	72	72
8.20%, 8/12/26 (Units) (f)	46		—	PEN	46	19	—	19
						248	72	320
						248	500	748
Philippines (2.7%)
Sovereign (2.7%)
Philippine Government International Bond,
4.00%, 1/15/21	—		515	$515		—	560	560
9.50%, 2/2/30	—		193	193		—	314	314
							874	874
Poland (5.4%)
Sovereign (5.4%)
Poland Government Bond,
3.75%, 4/25/18	PLN	666	—	PLN	666	198	—	198
4.00%, 10/25/23	480		—	480		153	—	153
5.75%, 10/25/21	2,845		—	2,845		977	—	977
Poland Government International Bond,
3.00%, 3/17/23	—		385	$385		—	384	384
4.00%, 1/22/24	—		40	40		—	43	43
						1,328	427	1,755

Romania (1.9%)
Sovereign (1.9%)
Romania Government Bond,
4.75%, 2/24/25	RON	510	—	RON	510	151	—	151
5.85%, 4/26/23	1,000		—	1,000		314	—	314
Romanian Government International Bond,
4.38%, 8/22/23 (d)	—		76	$76		—	80	80
6.75%, 2/7/22	—		50	50		—	61	61
						465	141	606
Russia (6.3%)
Sovereign (6.3%)
Russian Federal Bond - OFZ,
6.20%, 1/31/18	RUB	24,922	—	RUB	24,922	324	—	324
6.80%, 12/11/19	7,600		—	7,600		92	—	92
7.00%, 8/16/23	13,747		—	13,747		153	—	153
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42	—		400	$400		—	337	337
7.50%, 3/31/30	—		1,099	1,099		—	1,142	1,142
						569	1,479	2,048
South Africa (5.9%)
Corporate Bond (0.6%)
MTN Mauritius Investments Ltd.,
4.76%, 11/11/24 (d)	—		200	200		—	197	197

Sovereign (5.3%)
South Africa Government Bond,
6.75%, 3/31/21	ZAR	2,800	—	ZAR	2,800	232	—	232
7.25%, 1/15/20	3,250		—	3,250		278	—	278
8.00%, 1/31/30	10,000		—	10,000		840	—	840
South Africa Government International Bond,
4.67%, 1/17/24	—		130	$130		—	135	135
5.88%, 9/16/25	—		200	200		—	226	226
						1,350	361	1,711
						1,350	558	1,908

Thailand (3.0%)
Sovereign (3.0%)
Thailand Government Bond,
3.63%, 6/16/23	THB	30,130	—	THB	30,130	984	—	984

Turkey (8.0%)
Corporate Bond (1.1%)
Turkiye Garanti Bankasi AS,
7.38%, 3/7/18 (d)	TRY	960	—	TRY	960	370	—	370

Sovereign (6.9%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (d)		—	200	$200		—	214	214
Turkey Government Bond,
7.10%, 3/8/23		365	—	TRY	365	149	—	149
9.00%, 1/27/16 - 7/24/24		2,290	—	2,290		1,025	—	1,025
Turkey Government International Bond,
3.25%, 3/23/23		—	400	$400		—	381	381
5.63%, 3/30/21		—	250	250		—	276	276
6.88%, 3/17/36		—	100	100		—	124	124
7.00%, 6/5/20	$54		—	54		63	—	63
						1,237	995	2,232
						1,607	995	2,602
Venezuela (3.8%)
Sovereign (3.8%)
Petroleos de Venezuela SA,
6.00%, 11/15/26		—	1,756	1,756		—	650	650
8.50%, 11/2/17		—	358	358		—	206	206
9.00%, 11/17/21		—	240	240		—	106	106
Venezuela Government International Bond,
9.00%, 5/7/23		—	280	280		—	124	124
9.25%, 5/7/28		—	50	50		—	22	22
11.75%, 10/21/26		—	290	290		—	145	145
							1,253	1,253
Total Fixed Income Securities (Cost $34,229)						13,234	18,495	31,729

	No. of Warrants	No. of Warrants	No. of Warrants
Warrants (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (e)(g) (Cost $—)	495	—	495	5	—	5

	Shares	Shares	Shares
Short-Term Investments (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $152)	32,239	119,572	151,811	32	120	152

Total Investments (97.9%) (Cost $34,381) (h)				13,271	18,615	31,886
Other Assets in Excess of Liabilities (2.1%)				419	276	695
Net Assets (100.0%)				$13,690	$18,891	$32,581

(a) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2014. Maturity date disclosed is the ultimate maturity date.

(b) Issuer in bankruptcy.

(c) Non-income producing security; bond in default.

(d) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e) Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate.  The rates shown are those in effect on December 31, 2014.

(f) Consists of one or more classes of securities traded together as a unit.

(g) Security has been deemed illiquid at December 31, 2014.

(h) Securities are available for collateral in connection with open foreign currency forward exchange and futures contracts.

OFZ — Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2014:

	Currency to Deliver		Value	Settlement	In Exchange For		Value	Unrealized Appreciation (Depreciation)
Counterparty	(000)		(000)	Date	(000)		(000)	(000)
JPMorgan Chase Bank NA	BRL	300	$113	1/5/15	USD	112	$112	$(1)
JPMorgan Chase Bank NA	BRL	300	113	1/5/15	USD	113	113	—	@
JPMorgan Chase Bank NA	USD	113	113	1/5/15	BRL	300	113	—	@
JPMorgan Chase Bank NA	USD	113	113	1/5/15	BRL	300	113	(—	@)
JPMorgan Chase Bank NA	HUF	44,000	168	1/9/15	USD	178	178	10
JPMorgan Chase Bank NA	USD	38	38	1/9/15	HUF	9,500	36	(2)
JPMorgan Chase Bank NA	TRY	530	227	1/16/15	USD	222	222	(5)
JPMorgan Chase Bank NA	USD	65	65	1/16/15	COP	155,200	66	1
JPMorgan Chase Bank NA	BRL	400	149	2/3/15	USD	149	149	(—	@)
			$1,099				$1,102	$3

Futures Contract:

The Portfolio had the following futures contract open at December 31, 2014:

	Number of	Value	Expiration	Unrealized Appreciation
	Contracts	(000)	Date	(000)
Short:
U.S. Treasury 5 yr. Note	17	$(2,022)	Mar-15	$1

BRL — Brazilian Real

COP — Colombian Peso

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MYR — Malaysian Ringgit

MXN — Mexican Peso

PEN — Peruvian Neuvo Sol

PLN — Polish Zloty

RON — Romanian New Leu

RUB — Russian Ruble

ZAR — South African Rand

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

@ Value is less than $500.

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

	MSIF Emerging Markets Domestic Debt (000)	MSIF Emerging Markets External Debt (000)	MSIF Emerging Markets Fixed Income Opportunities Pro-Forma (000)
Aggregate gross unrealized appreciation	$90	$541	$631
Aggregate gross unrealized depreciation	(2,215)	(1,356)	(3,571)
Net unrealized appreciation (depreciation)	$(2,125)	$(815)	$(2,940)

Federal income tax cost of investments	$15,396	$19,430	$34,826

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification TM(“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of December 31, 2014.

Portfolios	MSIF Emerging Markets Domestic Debt	MSIF Emerging Markets External Debt	MSIF Emerging Markets Fixed Income Opportunities Pro-Forma
Investments in Securities (Level 1) (000)	$32	$121	$153
Investments in Securities (Level 2) (000)	13,242	18,495	31,737
Investments in Securities (Level 3) (000)	—	—	—
Total for Investments in Securities	$13,274	$18,616	$31,890

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of December 31, 2014, the Portfolios did not have any investments transfer between investment levels.

1. Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of brokerdealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have the ultimate responsibility of determining the fair value of the Investments. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee, whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

The response to this item is incorporated herein by reference to Exhibits 1 and 2 under Item 16 below and by reference to Item 30 of the Company’s Post-Effective Amendment No. 136 to its Registration Statement on Form N-1A dated March 13, 2015 (File Nos. 033-23166; 811-05624).

ITEM 16. EXHIBITS

(1)	(a)

Articles of Amendment and Restatement, dated September 20, 1995, are incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on October 13, 1995.

(b)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (reclassifying shares), dated December 18, 1995, are incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on May 24, 1996.

(c)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding new Technology Portfolio), dated May 2, 1996, are incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on May 24, 1996.

(d)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio), dated May 21, 1997, are incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(e)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding European Real Estate and Asian Real Estate Portfolios), dated June 10, 1997, are incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(f)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class B shares to the Money Market Portfolio), dated December 16, 1997, are incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(g)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Active Country Allocation Portfolio name changed to Active International Portfolio), dated July 17, 1998, are incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(h)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Active International Portfolio name changed to Active International Allocation Portfolio), dated August 6, 1998, are incorporated herein by reference to Exhibit (a)(8) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(i)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Dean Witter Institutional Fund, Inc.), dated November 20, 1998, are incorporated herein by reference to Exhibit (a)(9) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(j)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Aggressive Equity Portfolio name changed to Focus Equity Portfolio and Emerging Growth Portfolio name changed to Small Company Growth Portfolio), dated September 24, 1999, are incorporated herein by reference to Exhibit (a)(10) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on May 1, 2000.

(k)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Institutional Fund, Inc., Global Equity Portfolio name changed to Global Value Equity Portfolio, European Equity Portfolio named changed to European Value Equity Portfolio and Japanese Equity Portfolio name changed to Japanese Value Equity Portfolio), dated April 23, 2001, are incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on April 30, 2001.

(l)

Articles of Amendment to the Amended and Restated Articles of Incorporation (Fixed Income Portfolio name changed to Fixed Income III Portfolio, High Yield Portfolio name changed to High Yield II Portfolio and Global Fixed Income Portfolio name changed to Global Fixed Income II Portfolio), dated July 23, 2001, are incorporated herein by reference to Exhibit (a) (12) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(m)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding new Global Franchise Portfolio), dated October 18, 2001, are incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed on November 26, 2001.

(n)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating Small Cap Value Equity Portfolio, Balanced Portfolio, Fixed Income Portfolio, High Yield Portfolio and Global Fixed Income Portfolio and adding Large Cap Relative Value Portfolio), dated June 6, 2003, are incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on June 6, 2003.

(o)

Certificate of Correction to the Articles Supplementary, dated as of March 21, 2005, is incorporated herein by reference to Exhibit (a)(15) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on July 18, 2007.

(p)

Certificate of Correction to the Articles Supplementary, dated April 26, 2005, is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(q)

Certificate of Correction to the Articles Supplementary, dated April 26, 2005, is incorporated herein by reference to Exhibit (a)(15) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(r)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the Asian Equity, Asian Real Estate, European Value Equity, Japanese Value Equity, Latin American and Technology Portfolios), dated April 26, 2005, are incorporated herein by reference to Exhibit (a)(16) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(s)

Articles of Amendment to the Articles of Amendment and Restatement (Large Cap Relative Value Portfolio name changed to Large Cap Value Portfolio and Value Equity Portfolio name changed to Large Cap Relative Value Portfolio), dated August 25, 2005, are incorporated by reference to Exhibit (a)(17) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(t)

Articles of Amendment to the Articles of Amendment and Restatement (European Real Estate Portfolio name changed to International Real Estate Portfolio), dated August 25, 2005, are incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(u)

Certificate of Correction to the Articles Supplementary, dated September 20, 2005, is incorporated herein by reference to Exhibit (a)(19) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(v)

Certificate of Correction to the Articles Supplementary, dated September 20, 2005, is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(w)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Value Equity Portfolio to the Large Cap Relative Value Portfolio and the Equity Growth Portfolio to the U.S. Large Cap Growth Portfolio), dated September 20, 2005, are incorporated herein by reference to Exhibit (a)(21) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(x)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding International Growth Equity Portfolio), dated November 15, 2005, are incorporated herein by reference to Exhibit (a)(22) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on December 20, 2005.

(y)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (effecting a reverse stock split of the Emerging Markets Debt Portfolio), dated February 24, 2006, are incorporated herein by reference to Exhibit (a) (24) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(z)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Systematic Active Large Cap Core Portfolio, Systematic Active Small Cap Core Portfolio, Systematic Active Small Cap Value Portfolio and Systematic Active Small Cap Growth Portfolio), dated February 6, 2006, are incorporated herein by reference to Exhibit (a) (25) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(aa)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Global Real Estate Portfolio), dated April 25, 2006, are incorporated herein by reference to Exhibit (a) (26) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on May 3, 2006.

(bb)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Municipal Money Market Portfolio and Money Market Portfolio), dated August 24, 2006, are incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on July 18, 2007.

(cc)

Certificate of Correction to the Registrant’s Articles of Amendment, dated February 6, 2007, is incorporated herein by reference to Exhibit (a)(27) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(dd)

Certificate of Correction to the Registrant’s Articles of Amendment, dated February 6, 2007, is incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(ee)

Articles of Restatement, dated February 20, 2007, are incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(ff)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Disciplined Large Cap Value Active Extension Portfolio and Systematic Large Cap Core Active Extension Portfolio), dated February 21, 2007, are incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29, 2007.

(gg)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding International Growth Active Extension Portfolio), dated April 25, 2007, are incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on July 10, 2007.

(hh)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding U.S. Small/Mid Cap Value Portfolio), dated September 26, 2007, are incorporated herein by reference to Exhibit (a)(34) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(ii)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class H shares to certain Portfolios), dated December 18, 2007, are incorporated herein by reference to Exhibit (a)(35) to Post-Effective

Amendment No. 73 to the Registration Statement on Form N-1A filed on December 20, 2007.

(jj)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement, (redesignating all Portfolios’ Class A and Class B shares as Class I and Class P shares, respectively), dated December 18, 2007, are incorporated herein by reference to Exhibit (a)(36) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on December 20, 2007.

(kk)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Focus Equity Portfolio to the Focus Growth Portfolio and the U.S. Large Cap Growth Portfolio to the Capital Growth Portfolio), dated April 22, 2008, are incorporated herein by reference to Exhibit (a)(37) to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A filed on April 28, 2008.

(ll)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class L shares to certain Portfolios), dated June 3, 2008, are incorporated herein by reference to Exhibit (a)(37) to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on June 3, 2008.

(mm)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios), dated June 27, 2008, are incorporated herein by reference to Exhibit (a)(38) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(nn)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Disciplined Large Cap Value Active Extension and Systematic Large Cap Core Active Extension Portfolios), dated October 13, 2008, are incorporated herein by reference to Exhibit (a)(39) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(oo)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (with respect to Class P shares of International Small Cap Portfolio), dated October 14, 2008, are incorporated herein by reference to Exhibit (a)(40) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(pp)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of International Magnum Portfolio), dated April 16, 2009, are incorporated herein by reference to Exhibit (a)(42) to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed on April 28, 2009.

(qq)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of International Growth Active Extension Portfolio), dated January 20, 2010, are incorporated herein by reference to Exhibit (a)(43) to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A filed on February 23, 2010.

(rr)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Global Value Equity Portfolio), dated January 20, 2010, are incorporated herein by reference to Exhibit (a)(44) to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A filed on February 23, 2010.

(ss)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Advantage, Equity Growth, Global Growth and International Opportunity Portfolios), dated January 20, 2010, are incorporated herein by reference to Exhibit (a)(45) to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A filed on February 23, 2010.

(tt)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of International Growth Equity, Large Cap Relative Value and U.S. Small/Mid Cap Value Portfolios), dated July 28, 2010, are incorporated herein by reference to Exhibit (a)(46) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on August 31, 2010.

(uu)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Select Global Infrastructure Portfolio), dated July 28, 2010, are incorporated herein by reference to Exhibit (a)(47) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on August 31, 2010.

(vv)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Equity Growth Portfolio to the Opportunity Portfolio and changing the name of the Global Growth Portfolio to the Global Opportunity Portfolio), dated October 4, 2010, are incorporated herein by reference to Exhibit (a)(48) to Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A filed on October 28, 2010.

(ww)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Asian Equity, Global Advantage, Global Discovery and International Advantage Portfolios), dated December 8, 2010, are incorporated herein by reference to Exhibit (a)(49) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(xx)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Capital Growth Portfolio to the Growth Portfolio), dated April 5, 2011, are incorporated herein by reference to Exhibit (a)(50) to Post-Effective No. 93 to the Registration Statement on Form N-1A filed on April 27, 2011.

(yy)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class H and Class L shares to Small Company Growth and U.S. Real Estate Portfolios), dated August 11, 2011, are incorporated herein by reference to Exhibit (a)(51) to Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on August 22, 2011.

(zz)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Global Insight and Insight Portfolios), dated October 7, 2011, are incorporated by reference to Exhibit (a)(52) to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A filed on December 9, 2011.

(aaa)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Emerging Markets Debt Portfolio to Emerging Markets Domestic Debt Portfolio), dated April 23, 2012, are incorporated by reference to Exhibit (a)(54) to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A filed on April 27, 2012.

(bbb)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class H and Class L shares to Active International Allocation, Emerging Markets, Focus Growth, Global Franchise, Growth, International Equity, International Real Estate and International Small Cap Portfolios), dated April 23, 2012, are incorporated by reference to Exhibit (a)(53) to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A filed on April 27, 2012.

(ccc)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Emerging Markets External Debt, Multi-Asset and Total Emerging Markets Portfolios), dated May 17, 2012, are incorporated by reference to Exhibit (a)(55) to Post-Effective Amendment No. 107 to the Registration Statement on Form N-1A filed on May 23, 2012.

(ddd)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Frontier Emerging Markets Portfolio), dated June 22, 2012, are incorporated by reference to Exhibit (a)(56) to Post-Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 26, 2012.

(eee)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Focus Growth Portfolio), dated April 8, 2013, are incorporated herein by reference to Exhibit (a)(57) to Post-Effective Amendment No. 114 to the Registration Statement on Form N-1A filed on April 25, 2013.

(fff)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class IS shares to Advantage, Emerging Markets, Emerging Markets Domestic Debt, Emerging Markets External Debt, Global Opportunity, Global Real Estate, Growth, International Equity, International Opportunity, International Real Estate, Opportunity, Select Global Infrastructure, Small Company Growth and U.S. Real Estate Portfolios), dated May 16, 2013, are incorporated herein by reference to Exhibit (a)(58) to Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A filed on June 3, 2013.

(ggg)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Global Quality Portfolio), dated August 2, 2013, are incorporated by reference to Exhibit (a)(59) to Post-Effective Amendment No. 123 to the

Registration Statement on Form N-1A filed on August 16, 2013.

(hhh)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (reclassifying Class H shares of each Portfolio (other than Global Insight, Insight and International Real Estate Portfolios) as Class P shares), dated August 13, 2013, are incorporated by reference to Exhibit (a)(60) to Post-Effective Amendment No. 123 to the Registration Statement on Form N-1A filed on August 16, 2013.

(iii)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement ((i) changing the designation of Class H shares of each of the Global Insight and Insight Portfolios to Class A shares and (ii) changing the designation of Class P shares of each Portfolio (other than Global Insight, Global Quality and Insight Portfolios)) to Class A shares, dated August 13, 2013, are are incorporated by reference to Exhibit (a)(61) to Post-Effective Amendment No. 123 to the Registration Statement on Form N-1A filed on August 16, 2013.

(jjj)

Certificate of Correction to the Registrant’s Articles of Amendment, dated September 5, 2013, is incorporated herein by reference to Exhibit (a)(62) to Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A filed on April 29, 2014.

(kkk)

Certificate of Correction to the Registrant’s Articles of Amendment, dated September 5, 2013, is incorporated herein by reference to Exhibit (a)(63) to Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A filed on April 29, 2014.

(lll)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Emerging Markets Leaders Portfolio), dated November 14, 2014, are incorporated herein by reference to Exhibit (a)(64) to Post-Effective Amendment No. 128 to the Registration Statement on Form N-1A filed on November 25, 2014.

(mmm)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class IS shares to Frontier Emerging Markets Portfolio), are incorporated herein by reference to Exhibit (a)(65) to Post-Effective Amendment No. 133 to the Registration Statement on Form N-1A filed on February 13, 2015.

(2)

Amended and Restated By-Laws, dated June 20, 2007, are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(3)		Not applicable.

(4)		Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement and Prospectus).

(5)	(a)

Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class A shares is incorporated herein by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to the Registration Statement filed on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to the Registration Statement filed on February 28, 1997.

(b)

Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class B shares is incorporated herein by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to the Registration Statement filed on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to the Registration Statement filed on February 28, 1997.

(6)	(a)

Amended and Restated Investment Advisory Agreement between the Registrant and Morgan Stanley Investment Management Inc., dated June 30, 2009, is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 128 to the Registration Statement on Form N-1A filed on November 25, 2014.

(b)

Amended and Restated Sub-Advisory Agreement, dated May 30, 2013, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (relating to the Emerging Markets Leaders Portfolio, Emerging Markets Portfolio, Global Franchise Portfolio, Global Quality Portfolio, Global Real Estate Portfolio, International Equity Portfolio, International Real Estate Portfolio and Select Global Infrastructure Portfolio), is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 128 to the

Registration Statement on Form N-1A filed on November 25, 2014.

(c)

Amended and Restated Sub-Advisory Agreement, dated June 30, 2009, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Company (relating to the Asian Equity Portfolio, Emerging Markets Leaders Portfolio, Emerging Markets Portfolio, Global Franchise Portfolio, Global Quality Portfolio, Global Real Estate Portfolio, International Equity Portfolio, International Real Estate Portfolio and Select Global Infrastructure Portfolio), is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 128 to the Registration Statement on Form N-1A filed on November 25, 2014.

(7)

Distribution Agreement, between Registrant and Morgan Stanley Distribution, Inc. is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 53 to the Registration Statement on Form N1-A filed on April 29, 2005.

(8)		Not applicable.

(9)

Custody Agreement between the Registrant and State Street Bank and Trust Company, dated March 7, 2008, is incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 121 to the Registration Statement on Form N-1A of The Universal Institutional Funds, Inc., filed on December 2, 2014.

(10)	(a)

Amended and Restated Shareholder Services Plan under Rule 12b-1 for Class A Shares, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 128 to the Registration Statement on Form N-1A filed on November 25, 2014.

(b)

Shareholder Services Plan under Rule 12b-1 for Class H Shares, is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A filed on April 29, 2014.

(c)

Amended and Restated Distribution and Shareholder Services Plan under Rule 12b-1 for Class L Shares, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 128 to the Registration Statement on Form N-1A filed on November 25, 2014.

(d)

Amended and Restated Multi-Class 18f-3 Plan, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 127 to the Registration Statement on Form N-1A filed on September 18, 2013.

(11)	(a)	Opinion and Consent of Dechert LLP, to be filed by further amendment.

	(b)	Opinion of Ballard Spahr LLP, to be filed by further amendment.

(12)		Form of Opinion of Dechert LLP (as to tax matters), is filed herewith.

(13)	(a)

Amended and Restated Administration Agreement between the Registrant and Morgan Stanley Investment Management Inc., dated November 1, 2004, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on February 11, 2005..

(b)

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated July 1, 2013, is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 121 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund Trust, filed on December 2, 2014.

(c)

Amendment to the Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated July 1, 2013, is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 26, 2014.

(14)		Consent of Ernst & Young LLP (with respect to Form N-14), is filed herewith.

(15)		Not applicable.

(16)	(a)

Powers of Attorney of Directors, dated December 9, 2014, are incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 123 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund Trust, filed on December 19, 2014.

(b)

Powers of Attorney for Jakki L. Haussler and Nancy C. Everett, dated January 1, 2015, are incorporated herein by reference to Exhibit (q)(2) to Post-Effective Amendment No. 131 to the Registration Statement on Form N1-A filed on January 5, 2015.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganizations described in this registration statement that contains opinions of counsel supporting the tax matters discussed in this registration statement.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York on this 24th day of March, 2015.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

By:	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date
(1) Principal Executive Officer		President and Principal Executive Officer

By:	/s/ John H. Gernon		March 24, 2015
John H. Gernon

(2) Principal Financial Officer		Principal Financial Officer

By:	/s/ Francis J. Smith		March 24, 2015
Francis J. Smith

(3) Majority of the Trustees

INDEPENDENT DIRECTORS
Frank L. Bowman		Joseph J. Kearns
Michael Bozic		Michael F. Klein
Kathleen A. Dennis		Michael E. Nugent (Chairman)
Nancy C. Everett		W. Allen Reed
Jakki L. Haussler		Fergus Reid
Dr. Manuel H. Johnson

By:	/s/ Carl Frischling		March 24, 2015
Carl Frischling
Attorney-in-Fact for the Independent Trustees

INTERESTED DIRECTOR
James F. Higgins

By:	/s/ Joseph C. Benedetti		March 24, 2015
Joseph C. Benedetti
Attorney-in-Fact for the Interested Trustee

EXHIBIT INDEX

(12)	Form of Opinion of Dechert LLP (as to tax matters).
(14)	Consent of Ernst & Young LLP (with respect to Form N-14).